UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number	811-05796

FFTW Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

200 Park Avenue, 46th Floor, New York, NY	10166
(Address of Chief executive offices)	(Zip code)

Stephen P. Casper
President and Chief Executive Officer
200 Park Avenue, 46th Floor, New York, NY 10166
(Name and Address of Agent for Service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
30 Rockefeller Plaza
New York, NY 10112-2200

Registrant’s Telephone Number, Including Area Code:	212-681-3000

Date of Fiscal Year End:	12/31/2006

Date of Reporting Period:	9/30/2006

Item 1. Schedule of Investments. – The Schedule of Investments as of September 30, 2006 is filed herewith.

FFTW Funds, Inc.

U.S. Short-Term Portfolio - Schedule of Investments
September 30, 2006 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value
Asset-Backed Securities — 82.5%
Auto Loans — 6.2%
Americredit Automobile Receivables Trust, Ser. 2004-1, Class A3	3.220%	7/6/2008	$80,905	$80,876
BMW Floorplan Master Owner Trust, Ser. 2003- 1A (FRN)	5.380%	7/6/2008	3,730,000	3,729,803
Daimler Chrysler Master Owner Trust, Ser. 2004-A, Class A (FRN)	5.355%	1/15/2009	2,000,000	2,000,274
Superior Wholesale Inventory Financing Trust, Ser. 2003-A8,
Class A (FRN)	5.460%	9/15/2010	3,000,000	3,001,721
				8,812,674
Credit Cards — 37.8%
Advanta Business Card Master Trust, Ser. 2003-D, Class B (FRN)	6.480%	10/20/2009	1,500,000	1,500,089
Advanta Business Card Master Trust, Ser. 2005-C1,
Class C1 (FRN)	5.840%	8/22/2011	2,500,000	2,513,789
American Express Credit Account Master Trust, Ser. 2002-3,
Class A (FRN)	5.440%	12/15/2009	2,950,000	2,952,212
American Express Credit Account Master Trust, Ser. 2004-C,
Class C (FRN)	5.830%	2/15/2012	2,958,849	2,965,479
Bank One Issuance Trust, Ser. 2004-A2, Class A2 (FRN)	5.360%	10/15/2009	2,280,000	2,280,440
Bank One Issuance Trust, Ser. 2004-A4, Class A4 (FRN)	5.370%	2/16/2010	3,600,000	3,601,283
Capital One Master Trust, Ser. 2002-2A, Class B, 144A (FRN) +	5.870%	1/15/2010	3,000,000	3,004,396
Capital One Multi-Asset Execution Trust, Ser. 2002-A1,
Class A1 (FRN)	5.600%	7/15/2010	2,000,000	2,005,157
Capital One Multi-Asset Execution Trust, Ser. 2004-B2,
Class B2 (FRN)	5.550%	12/15/2009	3,600,000	3,599,870
Chase Credit Card Master Trust, Ser. 2002-5, Class C (FRN)	6.280%	10/15/2009	3,250,000	3,268,918
Chase Credit Card Master Trust, Ser. 2004-1, Class A (FRN)	5.350%	5/15/2009	1,955,000	1,955,004
Discover Card Master Trust I, Ser. 1998-5, Class B (FRN)	5.660%	12/16/2010	3,000,000	3,009,375
First USA Credit Card Master Trust, Ser. 1997-4, Class A (FRN)	5.540%	2/17/2010	2,925,000	2,929,597
Fleet Credit Card Master Trust II, Ser. 2002-B, Class B (FRN)	5.770%	4/15/2010	3,000,000	3,010,175
GE Capital Credit Card Master Note Trust, Ser. 2004-1,
Class A (FRN)	5.380%	6/15/2010	3,000,000	3,001,131
Gracechurch Card Funding plc, Ser. 2, Class A (FRN)	5.450%	10/15/2009	3,500,000	3,503,613
MBNA Credit Card Master Trust, Ser. 2004-A10, Class A (FRN)	5.410%	3/15/2012	3,000,000	3,006,861
MBNA Master Credit Card Trust, Ser. 1999-L, Class A (FRN)	5.580%	3/16/2009	2,741,000	2,741,351
Metris Master Trust, Ser. 2005-1A, Class C (FRN)	6.030%	3/21/2011	3,000,000	3,001,281
				53,850,021
Home Equity Loans — 34.1%
Ameriquest Mortgage Securities Inc., Ser. 2005-R1,
Class M1 (FRN)	5.780%	3/25/2035	2,000,000	2,004,904
Bear Stearns Asset Backed Securities, Inc., Ser. 2005-HE8,
Class A1 (FRN)	5.450%	8/25/2035	1,624,915	1,625,199
Bear Stearns Asset Backed Securities, Inc., Ser. 2005-HE9,
Class 1A1 (FRN)	5.450%	10/25/2035	1,327,433	1,327,666
Centex Home Equity, Ser. 2005-B, Class M2 (FRN)	5.760%	3/25/2035	2,000,000	2,009,119
Chase Funding Mortgage Loan Asset-Backed Certificates,
Ser. 2003-1, Class 2M1 (FRN)	5.980%	9/25/2032	1,814,253	1,815,996
Chase Funding Mortgage Loan Asset-Backed Certificates,
Ser. 2003-5, Class 2M1 (FRN)	5.930%	5/25/2033	1,500,000	1,506,321
Contimortgage Home Equity Loan Trust, Ser. 1996-4,
Class A10 (FRN)	5.810%	1/15/2028	612,892	614,263
Countrywide Asset-Backed Certificates, Ser. 2004-12,
Class MV1 (FRN)	5.930%	4/25/2035	3,000,000	3,023,906
Household Home Equity Loan Trust, Ser. 2003-2, Class A (FRN)	5.660%	9/20/2033	1,741,152	1,741,430
Household Home Equity Loan Trust, Ser. 2005-1, Class M (FRN)	5.860%	1/20/2034	1,056,187	1,062,103
Household Home Equity Loan Trust, Ser. 2006-1, Class A2 (FRN)	5.510%	1/20/2036	2,342,758	2,344,717
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1 (FRN)	6.010%	8/25/2033	1,500,000	1,505,205
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class A3 (FRN)	5.630%	2/25/2034	139,987	140,019
Merrill Lynch Mortgage Investors, Inc., Ser. 2005-FM1,
Class A1B (FRN)	5.650%	5/25/2036	1,180,793	1,181,666
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC2,
Class M1 (FRN)	6.230%	2/25/2033	1,950,454	1,952,999
Novastar Home Equity Loan, Ser 2003-1, Class A1 (FRN)	5.710%	5/25/2033	3,525,995	3,531,918
Option One Mortgage Loan Trust, Ser. 2003-3, Class M1 (FRN)	5.980%	6/25/2033	2,000,000	2,003,507
Option One Mortgage Loan Trust, Ser. 2003-4, Class A2 (FRN)	5.650%	7/25/2033	2,054,427	2,059,779
Park Place Securities Inc., Ser. 2005-WHQ2, Class M2 (FRN)	5.790%	5/25/2035	2,000,000	2,010,907
Residential Asset Securities Corp., Ser. 2003-KS7,
Class AIIB (FRN)	5.650%	9/25/2033	1,478,550	1,479,761
Residential Asset Mortgage Products, Inc., Ser. 2004-RS4,
Class A2B1 (FRN)	5.590%	4/25/2034	67,696	67,922
Residential Asset Mortgage Products, Inc., Ser. 2005-EFC7,
Class AI1 (FRN)	5.430%	12/25/2035	1,349,104	1,349,245
Residential Asset Securities Corp., Ser. 2005-KS2, Class M1 (FRN)	5.760%	3/25/2035	3,000,000	3,009,006
Residential Asset Securities Corp., Ser. 2003-KS11,
Class MII2 (FRN)	6.530%	1/25/2034	2,000,000	2,010,260
Securitized Asset-Backed Receivables, Ser. 2004-NC1,
Class M1 (FRN)	5.850%	2/25/2034	2,000,000	2,005,842
Securitized Asset-Backed Receivables, Ser. 2004-OP1,
Class M2 (FRN)	6.430%	2/25/2034	2,000,000	2,006,160
Wells Fargo Home Equity Trust, Ser. 2004-2, Class A21B (FRN)	5.750%	5/25/2034	771,356	774,177
Specialty Underwriting & Residential Finance Trust,
Ser. 2005-BC1, Class A1A (FRN)	5.440%	12/25/2035	312,619	312,634
Structured Asset Investment Loan Trust, Ser. 2004-2,
Class M2 (FRN)	6.480%	3/25/2034	2,000,000	2,012,840
				48,489,471
Student Loans — 4.4%
SLM Student Loan Trust, Ser. 2004-2, Class A2 (FRN)	5.505%	4/25/2013	3,033,537	3,033,645
SLM Student Loan Trust, Ser. 2005-10, Class A1 (FRN)	5.455%	4/25/2012	3,222,925	3,222,055
				6,255,700
Total Asset-Backed Securities (Cost - $117,410,482)				117,407,866
Collateralized Mortgage Obligations (CMO) — 22.1%
CMO Floater - FHLMC — 6.8%
FHLMC, Ser. 2071, Class F (FRN)	5.830%	7/15/2028	913,428	922,855
FHLMC, Ser. 2412, Class FP (FRN) †	6.280%	2/15/2032	2,000,000	2,057,593
FHLMC, Ser. 2557, Class WF (FRN)	5.730%	1/15/2033	1,263,951	1,270,960
FHLMC, Ser. 2827, Class FR (FRN)	5.830%	1/15/2022	2,316,616	2,327,184
FHLMC, Ser. 3024, Class FC (FRN) †	5.630%	4/15/2021	3,199,775	3,123,304
				9,701,896
CMO Floater - FNMA — 5.5%
FNMA, Ser. 2001-46, Class F (FRN)	5.730%	9/18/2031	1,387,376	1,398,556
FNMA, Ser. 2002-7, Class FC (FRN)	6.080%	1/25/2032	1,956,788	1,974,991
FNMA, Ser. 2003-38, Class FA (FRN)	5.700%	3/25/2023	1,831,989	1,848,037
FNMA, Ser. 2004-60, Class FA (FRN)	5.730%	8/25/2024	2,536,694	2,552,304
				7,773,888
CMO Floater - GNMA — 2.3%
GNMA, Ser. 2002-87, Class FV (FRN) †	5.780%	5/20/2014	3,202,940	3,226,624

CMO Floater - Other — 7.5%
Bank of America Funding Corporation, Ser. 2005-F,
Class 1A1 (FRN)	5.640%	9/20/2035	1,497,159	1,499,406
Bank of America Mortgage Securities, Ser. 2003-9,
Class 2A1 (FRN)	5.780%	12/25/2033	2,922,150	2,925,779
First Horizon Mortgage Pass-Through Trust, Ser. 2005-2,
Class 3A1 (FRN)	5.830%	10/25/2032	1,430,794	1,432,640
Morgan Stanley Mortgage Loan Trust, Ser. 2004-8AR,
Class 1A (FRN)	5.585%	10/25/2034	267,654	266,879
Residential Asset Securitization Trust, Ser. 2006-A1,
Class 1A6 (FRN)	5.830%	4/25/2036	2,616,781	2,619,999
Structured Adjustable Rate Mortgage Loan, Ser. 2004-20,
Class 1A1 (VRN)	5.054%	1/25/2035	1,125,350	1,116,336
Washington Mutual, Ser. 2004-AR10, Class A1C (FRN)	5.875%	7/25/2044	865,134	868,715
				10,729,754
Total Collateralized Mortgage Obligations (Cost - $31,568,174)				31,432,162
Short-Term Securities — 0.1%

Money Market Demand Account (MMDA) — 0.1%
Investors Bank & Trust Co. MMDA	4.750%	10/2/2006	99,000	99,000

U.S. Treasury Obligation — 0.0% *
U.S. Treasury Bill #‡	4.878%	12/14/2006	20,000	19,809
Total Short-Term Securities (Cost - $118,793)				118,809

Total Investments (Cost - $149,097,449) — 104.7%				148,958,837
Liabilities, Net of Other Assets — (4.7)%				(6,694,215)
Net Assets — 100.0%				$142,264,622

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2006 were as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$132,881	$273,281	$(140,400)	$149,099,237

Summary of Abbreviations

FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note
GNMA	Ginnie Mae
____________________
+

Securities exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities were valued at $3,004,396 or 2.1% of net assets. The Board of Directors has deemed these securities to be liquid.

#	Security, or portion thereof, is held as in a margin account as collateral for open financial futures contracts.
†	Security, or portion thereof, is held as collateral for open reverse repurchase agreements.
‡	Interest rate shown represents yield to maturity at date of purchase.
*	Rounds to less than 0.1%.

FFTW Funds, Inc.

Limited Duration Portfolio - Schedule of Investments
September 30, 2006 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value
Asset-Backed Securities (ABS) — 46.2%
Auto Loans — 6.3%
Chase Manhattan Auto Owner Trust, Ser. 2003-C, Class A4	2.940%	6/15/2010	$1,993,869	$1,963,677
Daimler Chrysler Auto Trust, Ser. 2003-A, Class A4	2.880%	10/8/2009	1,347,354	1,337,913
Harley Davidson Motorcycle Trust, Ser. 2002-2, Class A2	3.090%	6/15/2010	1,313,083	1,301,157
Superior Wholesale Inventory Financing Trust,
Ser. 2005-A12, Class A (FRN)	5.510%	6/15/2010	2,200,000	2,200,711
				6,803,458
Credit Cards — 31.2%
American Express Credit Account Master Trust,
Ser. 2002-2, Class A (FRN)	5.400%	11/16/2009	3,000,000	3,002,619
Bank One Issuance Trust, Ser. 2003-A3, Class A3	5.444%	12/15/2010	1,500,000	1,502,486
Bank One Issuance Trust, Ser. 2003-A7, Class A7	3.350%	3/15/2011	2,125,000	2,063,163
Bank One Issuance Trust, Ser. 2004-A1, Class A1	3.450%	10/17/2011	2,000,000	1,931,322
Capital One Multi-Asset Execution Trust, Ser. 2004-A6,
Class A6 (FRN)	5.430%	4/15/2010	2,500,000	2,500,965
Chase Credit Card Master Trust, Ser. 2002-5,
Class A (FRN)	5.430%	10/15/2009	2,400,000	2,401,870
Citibank Credit Card Issuance Trust, Ser. 2003-A4,
Class A4 (FRN)	5.460%	3/20/2009	2,260,000	2,261,043
Citibank Credit Card Issuance Trust, Ser. 2003-A6,
Class A6	2.900%	5/17/2010	1,325,000	1,279,828
Citibank Credit Card Issuance Trust, Ser. 2006-A5,
Class A5	5.300%	5/20/2011	3,000,000	3,019,543
Discover Card Master Trust I, Ser. 2003-1, Class B2	3.450%	4/16/2009	2,000,000	1,995,150

GE Capital Credit Card Master Note Trust, Ser. 2004-1, Class A (FRN)	5.380%	6/15/2010	2,155,000	2,155,812
Gracechurch Card Funding plc, Ser. 6, Class A (FRN)	5.360%	2/17/2009	2,504,000	2,504,484
Household Private Label Credit Card Master Note Trust I, Ser. 2002-2,
Class A (FRN)	5.500%	1/18/2011	2,550,000	2,551,291
MBNA Credit Card Master Note Trust, Ser. 2002-A4,
Class A4 (FRN)	5.440%	8/17/2009	2,500,000	2,501,495
MBNA Master Credit Card Trust, Ser. 2000-D,
Class A (FRN)	5.530%	9/15/2009	2,050,000	2,052,458
				33,723,529
Home Equity Loans — 6.7%
FNMA, Ser. 2002-W2, Class AF5 (Step)	6.000%	6/25/2032	887,022	883,918
Household Mortgage Loan Trust, Ser. 2004-HC1,
Class M (FRN)	5.830%	2/20/2034	298,463	298,481
Residential Asset Mortgage Products, Inc,
Ser. 2005-RS2, Class M8 (FRN)	6.730%	2/25/2035	1,500,000	1,505,932
Residential Asset Securities Corp., Ser. 2003-KS10,
Class MII1 (FRN)	5.920%	12/25/2033	2,206,338	2,212,777
Securitized Asset-Backed Receivables, Ser. 2004-OP1,
Class M2 (FRN)	6.430%	2/25/2034	2,000,000	2,006,160
Wells Fargo Home Equity Trust, Ser. 2004-2,
Class A21B (FRN)	5.744%	5/25/2034	380,917	382,310
				7,289,578
Other ABS — 2.0%
Oncor Electric Delivery Transition Bond Company,
Ser. 2003-1, Class A1	2.260%	2/15/2009	129,285	127,705
Permanent Financing plc, Ser. 2, Class 4A (FRN)	5.610%	12/10/2009	2,000,000	2,004,820
				2,132,525
Total Asset-Backed Securities (Cost - $49,931,317)				49,949,090
Mortgage-Backed Securities — 38.6%
Collateralized Mortgage Obligations (CMO) — 33.9%
CMO Floater — 16.6%
Bank of America Mortgage Securities, Ser. 2003-E,
Class 2A2 (FRN)	4.350%	6/25/2033	474,861	473,555
Bank of America Mortgage Securities, Ser. 2004-L,
Class 1A1 (FRN)	4.189%	1/25/2035	1,716,882	1,698,938
Bear Stearns Alt-A Trust, Ser. 2004-9, Class 3A1 (VRN)	5.251%	9/25/2034	1,924,258	1,919,305
Bear Stearns Alt-A Trust, Ser. 2005-2, Class 2A5 (VRN)	4.697%	4/25/2035	1,376,545	1,349,463
FHLMC, Ser. 1689, Class F (FRN)	6.025%	3/15/2024	1,924,316	1,938,928
FHLMC, Ser. 1689, Class FG (FRN)	6.025%	3/15/2024	907,868	925,288
FNMA, Ser. 2002-7, Class FC (FRN)	6.080%	1/25/2032	1,956,788	1,974,991
GSR Mortgage Loan Trust, Ser. 2004-4, Class B1 (VRN)	7.190%	4/25/2032	1,057,454	1,067,822
Residential Asset Securitization Trust, Ser. 2006-A1,
Class 1A6 (FRN)	5.830%	4/25/2036	2,616,781	2,619,999
Structured Adjustable Rate Mortgage Loan, Ser. 2004-20,
Class 1A1 (VRN)	5.054%	1/25/2035	1,125,350	1,116,336
Wmalt Mortagage Pass- Through Certificates,
Ser. 2006-AR2, Class A1B (FRN)	5.372%	4/25/2046	2,839,284	2,836,954
				17,921,579
Planned Amortization Class — 10.0%
Citicorp Mortgage Securities, Inc., Ser. 2004-5, Class 1A29	4.750%	8/25/2034	1,553,668	1,528,214
FHLMC, Ser. 2736, Class DB	3.300%	11/15/2026	3,158,807	3,047,920
FHLMC, Ser. 2844, Class PR	5.000%	9/15/2017	2,645,261	2,634,836
FNMA, Ser. 2003-6, Class JE	5.500%	9/25/2028	1,796,956	1,793,044
FNMA, Ser. 2005-57, Class CK	5.000%	7/25/2035	1,827,609	1,811,435
				10,815,449
Other CMO — 7.3%
Bank of America Mortgage Securities, Ser. 2005-2,
Class 1A6	5.500%	3/25/2035	2,129,175	2,109,783
CountryWide Alternative Loan Trust, Ser. 2005-85CB,
Class 2A2	5.500%	2/25/2036	1,804,687	1,807,772
Lehman Mortgage Trust, Ser. 2006-1, Class 1A3	5.500%	2/25/2036	2,000,000	2,007,206
Residential Accreditation Loans, Inc., Ser. 2006-QS7,
Class A1	6.000%	6/25/2036	2,000,000	2,014,687
				7,939,448
Total Collateralized Mortgage Obligations (CMO)				36,676,476

Mortgage Pass-Through Securities — 4.7%
FNMA Pool #725897 (FRN)	4.315%	9/1/2034	1,502,007	1,472,538
FNMA Pool #840667 (FRN)	5.138%	10/1/2035	3,670,047	3,656,688
				5,129,226
Total Mortgage-Backed Securities (Cost - $42,168,659)				41,805,702

U.S. Treasury Obligations — 13.7%
U.S. Treasury Note	4.875%	5/31/2008	4,000,000	4,007,500
U.S. Treasury Note #	4.250%	1/15/2011	11,000,000	10,850,037
Total U.S. Treasury Obligations (Cost - $14,791,002)				14,857,537

Short-Term Securities — 0.3%
Money Market Deposit Account (MMDA) — 0.2%
Investors Bank & Trust Co. MMDA	4.750%	10/2/2006	265,000	265,000

U.S. Government Obligation — 0.1%
U.S. Treasury Bill ‡@	4.878%	12/14/2006	50,000	49,522
Total Short-Term Securities (Cost - $314,483)				314,522

Total Investments (Cost - $107,205,461) — 98.8%				106,926,851
Other Assets, Net of Liabilities — 1.2%				1,338,460
Net Assets — 100.0%				$108,265,311

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2006 were as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$202,507	$626,294	$(423,787)	$107,350,638

Summary of Abbreviations

FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note
____________________
#	Security, or portion thereof, is held as collateral for open reverse repurchase agreements.
‡	Interest rate shown represents yield to maturity at date of purchase.
@	Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

FFTW Funds, Inc.

Mortgage-Backed Portfolio-Schedule of Investments
September 30, 2006 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value
Mortgage-Backed Securities — 139.4%
Collateralized Mortgage Obligations (CMO) — 18.8%
CMO Floater — 9.4%
CMO Floater - FHLMC — 3.1%
FHLMC, Ser. 2410, Class FY (FRN)	5.830%	02/15/2032	$719,294	$725,648
FHLMC, Ser. 2412, Class FP (FRN)	6.280%	02/15/2032	1,160,368	1,193,783
FHLMC, Ser. 2412, Class OF (FRN)	6.280%	12/15/2031	2,000,000	2,036,049
FHLMC, Ser. 2780, Class FL (FRN)	5.680%	04/15/2034	1,215,083	1,217,330
FHLMC, Ser. 3134, Class FX (FRN)	0.000%	3/15/2036	96,436	94,397
				5,267,207
CMO Floater - FNMA — 1.3%
FNMA, Ser. 2002-62, Class FP (FRN)	6.530%	11/25/2032	1,250,000	1,293,149
FNMA, Ser. 2003-128, Class MS (FRN)	6.210%	1/25/2034	363,407	366,408
FNMA, Ser. 2005-123, Class SE (FRN)	7.320%	7/25/2034	530,745	530,693
				2,190,250
CMO Floater - Other — 5.0%
Bank of America Mortgage Securities, Ser. 2003-10,
Class 1A6 (FRN)	5.780%	1/25/2034	1,540,188	1,546,654
Countrywide Alternative Loan Trust, Ser. 2004-18CB,
Class 2A5 (FRN)	5.780%	9/25/2034	2,371,184	2,381,456
Credit Suisse First Boston, Ser. 2002-AR31, Class 5A1 (VRN)	7.013%	11/25/2032	1,220,445	1,223,573
First Horizon Mortgage Pass-Through Trust, Ser. 2004-FL1,
Class 3A1 (FRN)	6.020%	2/25/2035	95,727	95,921
Harborview Mortgage Loan Trust, Ser. 2004-7, Class 2A3 (VRN)	4.399%	11/19/2034	2,151,733	2,145,008
Master Asset Securitization Trust, Ser. 2004-6, Class 2A2 (FRN)	5.726%	6/26/2034	1,056,078	1,056,114
				8,448,726
Total CMO Floater				15,906,183
Inverse Floating Rate — 0.2%
FNMA, Ser. 2003-77, Class DS (FRN)	0.675%	8/25/2033	393,680	290,687

Planned Amortization Class (PAC) — 3.1%
FHLMC, Ser. 2386, Class PG	6.000%	9/15/2030	716,276	717,676
FHLMC, Ser. 2389, Class EH	6.000%	5/15/2030	1,019,657	1,019,157
FHLMC, Ser. 2435, Class EQ	6.000%	5/15/2031	1,000,000	1,010,361
FNMA, Ser. 2005-51, Class TA	5.500%	12/25/2033	2,299,724	2,296,935
GNMA, Ser. 1999-13, Class PC	6.000%	3/20/2028	167,613	167,530
				5,211,659
Sequential — 1.8%
FHLMC, Ser. 2771, Class MQ	6.000%	3/15/2033	1,171,298	1,186,615
FHLMC, Ser. 2931, Class AM	4.500%	7/15/2019	1,943,349	1,890,022
				3,076,637
Z Bond — 2.7%
FHLMC, Ser. 2196, Class BZ	7.500%	11/15/2029	289,161	299,458
FNMA, Ser. 1992-29, Class Z	7.500%	6/17/2027	1,453,451	1,513,218
FNMA, Ser. 1997-43, Class ZD	8.000%	2/25/2022	84,756	86,758
Vendee Mortgage Trust, Ser. 1996-3, Class 1Z	6.750%	9/15/2026	2,532,626	2,645,188
				4,544,622
Other CMO — 1.6%
FHLMC, Ser. 42, Class C	9.000%	6/15/2020	561,386	574,190
Master Seasoned Securities Trust, Ser. 2004-1, Class 30B1	6.500%	8/25/2032	1,187,973	1,194,629
Residential Accreditation Loans, Inc., Ser. 2003-A14, Class A1	4.750%	2/25/2019	993,791	960,250
				2,729,069
Total Collateralized Mortgage Obligations (CMO)				31,758,857
Commercial Mortgage-Backed Securities (CMBS) — 6.9%
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PW10,
Class A4 (VRN)	5.405%	12/11/2040	3,000,000	3,013,632
First Union-Lehman Brothers Commercial Mortgage, Ser. 1997-C2,
Class A3	6.650%	11/18/2029	1,454,504	1,465,059
Greenwich Capital Commercial Companying Corp, Ser. 2005-GG3,
Class A4 (VRN)	4.799%	8/10/2042	1,000,000	964,401
Greenwich Capital Mortgage Funding Corp., Ser. 2006-GG7,
Class A4 (VRN)	5.912%	7/10/2038	2,510,000	2,627,919
GS Mortgage Securities Corp. II, Ser. 2004-GG2, Class A6 (VRN)	5.396%	8/10/2038	2,000,000	2,005,934
Morgan Stanley Capital I, Ser. 2005-T19, Class A4A	4.890%	6/12/2047	1,640,000	1,590,089
				11,667,034
Mortgage Derivatives - 16.9%
Interest Only (IO) - 11.2%
IO - CMBS - 0.3%
DLJ Commercial Mortgage Corp., Ser. 1998-CG1, Class S (VRN) † ‡	8.244%	6/10/2031	401,846	391,097
Morgan Stanley Capital I, Ser. 1998-HF1, Class X (VRN) † ‡	10.792%	3/15/2030	154,049	155,501
				546,598
IO - PAC - 1.1%
FHLMC, Ser. 2611, Class CI † ‡	9.743%	6/15/2016	446,137	477,577
FHLMC, Ser. 2692, Class QI † ‡	11.949%	5/15/2016	87,153	92,885
FHLMC, Ser. 2727, Class IO † ‡	6.913%	6/15/2029	82,030	85,523
FHLMC, Ser. 2733, Class MI † ‡	7.036%	6/15/2028	199,117	208,388
FHLMC, Ser. 3117, Class JS (FRN) † ‡	13.756%	2/15/2036	413,955	396,672
FNMA, Ser. 2003-59, Class IL † ‡	7.898-8.526%	12/25/2031	304,876	338,787
FNMA, Ser. 2004-8, Class PI † ‡	5.990%	8/25/2027	145,685	152,248
				1,752,080
IO - Strip - 4.0%
FHLMC Strip, Ser. 233, Class 8 † ‡	9.009%	9/15/2035	934,068	847,692
FNMA Strip, Ser. 343, Class 1 † ‡	7.212%	11/1/2033	746,772	640,023
FNMA Strip, Ser. 356, Class 1 † ‡	9.944%	12/1/2034	775,832	742,918
FNMA Strip, Ser. 359, Class 7 † ‡	6.290%	1/1/2036	567,754	634,228
FNMA Strip, Ser. 360, Class 2 † ‡	10.398%	8/1/2035	361,112	383,305
FNMA Strip, Ser. 369, Class 15 † ‡	25.984%	10/1/2036	797,232	795,741
FNMA Strip, Ser. 369, Class 7 † ‡	18.589%	5/1/2036	1,057,757	924,609
FNMA Strip, Ser. 370, Class 2 † ‡	9.762%	5/25/2036	2,036,980	1,722,520
				6,691,036
IO- Veterans Administration (Vendee) - 0.5%
Vendee Mortgage Trust, Ser. 1992-2, Class IO (VRN) † ‡	3.908-16.679%	9/15/2022	134,599	146,351
Vendee Mortgage Trust, Ser. 1994-3A, Class 1IO (VRN) † ‡	8.235-18.080%	9/15/2024	154,198	118,895
Vendee Mortgage Trust, Ser. 1996-1, Class 1IO (VRN) † ‡	6.809-19.766%	2/15/2026	383,958	278,475
Vendee Mortgage Trust, Ser. 1996-2, Class 1IO (VRN) † ‡	7.933-9.841%	6/15/2026	52,282	45,000
Vendee Mortgage Trust, Ser. 1997-1, Class IO (VRN) † ‡	14.027%	2/15/2027	83,539	79,344
Vendee Mortgage Trust, Ser. 1998-2, Class 1IO (VRN) † ‡	9.955%	6/15/2028	19,509	18,194
Vendee Mortgage Trust, Ser. 2000-1, Class 2IO (VRN) † ‡	0.159-3.916%	1/15/2030	20,986	26,436
Vendee Mortgage Trust, Ser. 2001-2, Class IO (VRN) † ‡	0.884-5.773%	2/15/2031	58,209	55,471
Vendee Mortgage Trust, Ser. 2002-3, Class IO (VRN) † ‡	7.164%	8/15/2032	25,987	31,732
				799,898
Inverse IO - 4.7%
FHLMC, Ser. 2594, Class DS (FRN) † ‡	37.321%	12/15/2027	56,744	84,177
FHLMC, Ser. 2617, Class GS (FRN) † ‡	10.156%	1/15/2029	32,885	50,935
FHLMC, Ser. 2630, Class S (FRN) † ‡	21.362%	1/15/2017	106,845	348,982
FHLMC, Ser. 2716, Class SI (FRN) † ‡	33.551%	10/15/2030	99,454	130,392
FHLMC, Ser. 2718, Class LS (FRN) † ‡	48.512%	11/15/2029	59,710	70,207
FHLMC, Ser. 2764, Class SB (FRN) † ‡	38.505%	3/15/2031	65,977	57,331
FHLMC, Ser. 2937, Class SU (FRN) † ‡	23.231%	6/15/2023	97,640	84,024
FHLMC, Ser. 2975, Class SJ (FRN) † ‡	21.134%	5/15/2035	381,917	326,498
FHLMC, Ser. 2990, Class JL (FRN) † ‡	25.792%	3/15/2035	132,844	103,158
FHLMC, Ser. 2990, Class WI (FRN) † ‡	17.404%	2/15/2035	322,033	206,562
FHLMC, Ser. 3115, Class SM (FRN) † ‡	16.090%	2/15/2036	261,307	248,021
FHLMC, Ser. 3117, Class SI (FRN) † ‡	7.577%	2/15/2036	698,174	644,908
FHLMC, Ser. 3117, Class PS (FRN) † ‡	13.492%	2/15/2036	531,862	459,600
FHLMC, Ser. 3147, Class SG (FRN) † ‡	20.805%	4/15/2036	223,457	191,911
FHLMC, Ser. 3155, Class PS (FRN) † ‡	15.799%	5/15/2036	412,336	457,770
FHLMC, Ser. 3155, Class ST (FRN) † ‡	17.780%	5/15/2036	301,412	295,549
FHLMC, Ser. 3211, Class SN (FRN) † ‡	6.295%	9/15/2036	1,005,373	948,998
FNMA, Ser. 2003-34, Class WS (FRN) † ‡	20.602-26.720%	10/25/2029	295,808	245,119
FNMA, Ser. 2003-73, Class GS (FRN) † ‡	19.753-34.003%	5/25/2031	256,106	260,298
FNMA, Ser. 2004-92, Class SQ (FRN) † ‡	21.164-21.731%	5/25/2034	160,969	124,999
FNMA, Ser. 2005-21, Class BS (FRN) † ‡	29.035%	7/25/2023	75,665	65,175
FNMA, Ser. 2005-7, Class SC (FRN) † ‡	12.528%	2/25/2035	153,607	147,022
FNMA, Ser. 2005-99, Class A1 (FRN) † ‡	15.225%	12/25/2035	401,054	371,915
FNMA, Ser. 2006-46, Class CI (FRN) † ‡	14.167%	6/25/2036	424,386	487,374
FNMA, Ser. 2006-58, Class SP (FRN) † ‡	14.388%	7/25/2036	650,592	615,454
GNMA, Ser. 2006-16, Class GS (FRN) † ‡	12.736%	4/20/2036	692,359	638,874
GNMA, Ser. 2006-7, Class SI (FRN) † ‡	14.391%	2/20/2036	269,514	265,850
				7,931,103
Other IO Securities - 0.6%
FHLMC, Ser. 2844, Class VI † ‡	7.350%	12/15/2019	204,150	191,654
Residential Asset Securitization Trust, Ser. 2005-A11, Class 2A2 † ‡	18.146%	10/25/2035	889,632	832,254
				1,023,908
Total Interest Only				18,744,623
Principal Only (PO) - 5.7%
PO - Strip - 4.2%
FNMA Strip, Ser. 333, Class 1 † ‡	3.835-13.352%	4/1/2033	1,002,440	893,898
FNMA Strip, Ser. 370, Class 1 † ‡	5.062%	5/25/2036	5,678,107	6,109,108
				7,003,006
PO - Support - 1.1%
FHLMC, Ser. 2691, Class EO † ‡	10.195-10.908%	10/15/2033	190,947	185,701
FHLMC, Ser. 2691, Class KO † ‡	3.691%	10/15/2033	404,570	455,836
FHLMC, Ser. 2736, Class BO † ‡	2.391-3.035%	1/15/2034	302,508	299,054
FHLMC, Ser. 2856, Class KO † ‡	4.383%	9/15/2034	150,370	138,831
FHLMC, Ser. 3068, Class MO † ‡	4.770%	1/15/2023	692,095	729,370
				1,808,792
Other PO Securities - 0.4%
FNMA, Ser. 2004-8, Class AO † ‡	23.994%	9/25/2033	86,326	56,180
GNMA, Ser. 2003-56, Class DP † ‡	4.030%	2/16/2033	555,939	542,454
				598,634
Total Principal Only				9,410,432

Total Mortgage Derivatives				28,155,055

Mortgage Pass-Through Securities (MPTS) — 96.8%
MPTS - FHLMC — 21.9%
FHLMC - Pools — 8.3%
FHLMC Gold Pool #A36823	5.000%	8/1/2035	3,100,934	2,984,001
FHLMC Gold Pool #C66588	7.000%	4/1/2032	1,586,901	1,641,885
FHLMC Gold Pool #G02083	4.500%	7/1/2035	4,973,320	4,649,531
FHLMC Gold Pool #G08040	5.000%	2/1/2035	4,900,544	4,715,750
				13,991,167
FHLMC - TBA — 13.6%
FHLMC Gold TBA	5.500%	10/01/2036	14,000,000	13,803,132
FHLMC Gold TBA	6.000%	10/01/2036	3,000,000	3,015,000
FHLMC Gold TBA	6.500%	10/01/2036	6,000,000	6,110,628
				22,928,760
Total MPTS-FHLMC				36,919,927
MPTS - FNMA — 69.6%
FNMA - Pools — 45.3%
FNMA Pool #252439	6.500%	5/1/2029	218,849	224,241
FNMA Pool #255498	5.500%	12/1/2034	1,859,714	1,835,718
FNMA Pool #323979	6.500%	4/1/2029	79,988	81,954
FNMA Pool #340777	6.500%	3/1/2011	655	666
FNMA Pool #403646	6.500%	12/1/2027	133,457	136,734
FNMA Pool #407591	6.500%	12/1/2027	187,775	192,385
FNMA Pool #646091	7.000%	6/1/2032	815,436	839,271
FNMA Pool #694310	6.000%	3/1/2033	245,670	247,710
FNMA Pool #725027	5.000%	11/1/2033	3,923,289	3,783,180
FNMA Pool #725424	5.500%	4/1/2034	5,545,553	5,478,889
FNMA Pool #725591	5.000%	7/1/2034	6,813,231	6,560,319
FNMA Pool #735227	5.500%	2/1/2035	3,696,475	3,648,780
FNMA Pool #735937	4.500%	8/1/2020	2,282,769	2,205,579
FNMA Pool #737263	6.000%	9/1/2033	231,847	233,426
FNMA Pool #740238	6.000%	9/1/2033	704,429	709,226
FNMA Pool #745428 †	5.500%	1/1/2036	16,725,351	16,485,992
FNMA Pool #745886	5.500%	4/1/2036	5,500,000	5,417,500
FNMA Pool #817020	5.500%	3/1/2035	1,481,012	1,461,903
FNMA Pool #825395 (FRN)	4.849%	7/1/2035	2,305,843	2,270,933
FNMA Pool #826424	5.000%	8/1/2035	716,247	688,683
FNMA Pool #828855	5.000%	10/1/2035	267,825	257,518
FNMA Pool #831455	6.500%	5/1/2036	298,953	304,442
FNMA Pool #832483	5.000%	9/1/2035	11,543,190	11,098,972
FNMA Pool #852237 (FRN)	4.895%	12/1/2035	1,099,212	1,089,703
FNMA Pool #878140	6.500%	7/1/2036	3,193,322	3,251,958
FNMA Pool #878513	7.500%	2/1/2036	810,787	837,836
FNMA Pool #880453	7.500%	4/1/2036	1,079,483	1,115,497
FNMA Pool #882112	7.500%	7/1/2036	3,075,347	3,177,947
FNMA Pool #887070	6.500%	7/1/2036	199,616	203,281
FNMA Pool #892571	6.500%	7/1/2036	284,010	289,226
FNMA Pool #894856	6.000%	9/1/2021	2,000,300	2,030,994
				76,160,463
FNMA - TBA — 24.3%
FNMA TBA	4.500%	10/1/2021	1,000,000	964,688
FNMA TBA	5.500%	10/1/2021	17,000,000	16,989,375
FNMA TBA	5.000%	10/1/2036	4,000,000	3,843,752
FNMA TBA	5.500%	10/1/2036	6,000,000	5,910,000
FNMA TBA	6.000%	10/1/2036	11,000,000	11,048,125
FNMA TBA	6.500%	10/1/2036	2,000,000	2,036,250
				40,792,190
Total MPTS-FNMA				116,952,653
MPTS - GNMA — 5.3%
GNMA Pool #003891	6.500%	8/20/2036	3,995,126	4,087,814
GNMA Pool #448338	7.500%	4/15/2031	216,659	225,444
GNMA Pool #475892	6.500%	7/15/2028	243,868	250,864
GNMA Pool #485773	7.000%	9/15/2031	346,610	357,999
GNMA Pool #533634	7.500%	4/15/2031	224,447	233,547
GNMA Pool #541332	7.000%	4/15/2031	174,666	180,405
GNMA Pool #541343	7.000%	4/15/2031	171,234	176,860
GNMA Pool #541344	7.500%	3/15/2031	78,310	81,485
GNMA Pool #544533	7.000%	5/15/2031	379,662	392,137
GNMA Pool #550976	7.000%	10/15/2031	767,358	792,572
GNMA Pool #552713	7.000%	8/15/2032	152,875	157,877
GNMA Pool #566574	7.000%	9/15/2031	1,254,780	1,296,010
GNMA Pool #566575	7.500%	9/15/2031	68,971	71,768
GNMA Pool #566613	7.000%	10/15/2031	507,317	523,986
				8,828,768
Total Mortgage Pass-Through Securities (MPTS)				162,701,348
Total Mortgage-Backed Securities (Cost - $234,156,444)				234,282,294
	Strike	Expiration	Number of
	Price	Date	Contracts
Options on Futures — 0.0% *
November 2006 U.S. Treasury Note	$107.00	11/1/2006	20	23,750
November 2006 U.S. Treasury Note	108.00	11/1/2006	110	55,000
Total Options on Futures (Cost - $88,426)				78,750
	Coupon		Face
	Rate	Maturity	Amount
Short-Term Securities — 1.5%
Money Market Demand Account (MMDA) — 0.6%
Investors Bank & Trust Co. MMDA	4.750%	10/02/2006	$1,076,000	1,076,000

U.S. Treasury Obligations — 0.8%
U.S. Treasury Bill ‡ @	4.878%	12/14/2006	300,000	297,132
U.S. Treasury Bill ‡	4.800%	2/8/2007	1,100,000	1,081,068
				1,378,200
Total Short-Term Securities (Cost - $2,452,786)				2,454,200

Total Investments (Cost - $236,697,656) — 140.9%				236,815,244
Liabilities, Net of Other Assets — (40.9)%				(68,756,352)
Net Assets — 100.0%				$168,058,892

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2006 were as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$2,514,357	$2,546,835	$(32,478)	$236,847,722

Summary of Abbreviations

FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note
GNMA	Ginnie Mae
TBA	To Be Announced - Security is subject to delayed delivery.
Vendee	Veterans Administration
Z Bond	A bond on which interest accrues but is not currently paid to the investor but rather added to the principal balance, becoming payable upon satisfaction of all prior bond classes. The security is currently paying interest.
____________________
+	Face amount shown represents amortized cost.
‡	Interest rate shown represents yield to maturity at date of purchase.
†	Security, or portion thereof, is held as collateral for open reverse repurchase agreements.
@	Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.
*	Rounds to less than 0.1%

FFTW Funds, Inc.

Worldwide Portfolio - Schedule of Investments
September 30, 2006 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount		Value
Asset-Backed Securities (ABS) — 11.4%
Auto Loans — 1.9%
Daimler Chrysler Master Owner Trust, Ser. 2004-B,
Class A (FRN) (United States)	5.340%	8/17/2009	USD	2,500,000	$2,500,879

Credit Cards — 3.5%
Chester Asset Receivables Dealings (II), Ser. 2005-A1,
Class A (FRN) (United Kingdom)	3.381%	11/15/2010	EUR	1,000,000	1,265,792
Karta plc, Ser. 2005-1, Class A (FRN) (United Kingdom)	3.240%	7/15/2012	EUR	600,000	760,202
MBNA Credit Card Master Note Trust, Ser. 2002-A11,
Class A11 (FRN) (Luxembourg)	3.350%	3/19/2012	EUR	1,000,000	1,272,420
MBNA Credit Card Master Note Trust, Ser. 2004-A9,
Class A9 (FRN) (United States)	3.254%	2/20/2014	EUR	1,100,000	1,394,024
					4,692,438
Home Equity Loans — 1.6%
Centex Home Equity, Ser. 2005-A, Class AV2 (FRN) (United States)	5.530%	7/25/2034	USD	1,605,667	1,606,574
Long Beach Mortgage Loan Trust, Ser. 2004-1,
Class A3 (FRN) (United States)	5.630%	2/25/2034	USD	53,267	53,280
Residential Asset Mortgage Products, Inc., Ser. 2003-RZ5,
Class AV (FRN) (United States)	5.660%	12/25/2033	USD	370,293	371,337
Residential Asset Mortgage Products, Inc., Ser. 2004-RS4,
Class A2B1 (FRN) (United States)	5.590%	4/25/2034	USD	23,026	23,103
Residential Asset Securities Corp., Ser. 2003-KS7,
Class AIIB (FRN) (United States)	5.650%	9/25/2033	USD	86,814	86,885
					2,141,179
Loan Obligation — 2.0%
Shinsei Funding SPC, Ser. 2001-2X, Class A, Reg S (FRN) (Japan)	0.752%	10/25/2008	JPY	320,000,000	2,710,371

Other ABS — 2.4%
ABF Finance SRL, Ser. 2004, Class A (FRB) (Italy)	3.394%	11/21/2019	EUR	865,509	1,097,687
Chester Asset Receivables Dealings plc, Deal 11,
Ser. A (United Kingdom)	6.125%	10/15/2010	EUR	900,000	1,233,940
Leek Finance plc, Ser. 17X, Class A2C (FRN) (United States)	4.625%	9/15/2010	USD	980,000	959,991
Life Funding Co., Ser. 2001-1A, Class A1,
144A (FRN) (Cayman Islands) +	0.765%	10/14/2008	JPY	280,800	2,378
					3,293,996
Total Asset-Backed Securities (Cost - $14,846,763)					15,338,863

Corporate Obligations — 9.8%
Aerospace/Defense — 0.4%
BAE Systems Holdings Inc., 144A (United States) +	4.750%	8/15/2010	USD	60,000	58,444
EADS Finance BV (EMTN) (Netherlands)	4.625%	3/3/2010	EUR	390,000	501,625
					560,069
Building Materials — 0.1%
CRH America Inc. (United States)	6.000%	9/30/2016	USD	160,000	160,224

Communications — 0.7%
Media — 0.2%
Comcast Corp. (United States)	6.500%	11/15/2035	USD	230,000	231,602
Telecommunications — 0.5%
SBC Communications (United States)	4.125%	9/15/2009	USD	100,000	96,838
Telecom Italia Capital (Italy)	4.875%	10/1/2010	EUR	560,000	541,792
					638,630
Total Communications					870,232
Diversified Holding Company — 0.3%
Hutchison Whampoa International Ltd., 144A (Cayman Islands) +	5.450%	11/24/2010	USD	350,000	350,629

Energy — 0.1%
Oil & Gas — 0.1%
Anadarko Petroleum Corp. (United States)	5.950%	9/15/2016	USD	10,000	10,120
Petronas Capital Ltd., Reg S (Malaysia)	6.375%	5/22/2009	EUR	100,000	134,349
					144,469
Pipelines — 0.0% †
Oneok Partners (United States)	6.150%	10/1/2016	USD	10,000	10,094
Total Energy					154,563

Financial — 7.8%
Banking — 5.3%
Bank of America Corp. (FRN) (United States)	5.400%	6/19/2009	USD	2,000,000	2,000,390
Barclays Bank plc (EMTN) (United Kingdom)	5.750%	3/8/2011	EUR	620,000	841,630
BES Finance Ltd. (EMTN) (Cayman Islands)	6.250%	5/17/2011	EUR	290,000	399,799
Danske Bank A/S (EMTN) (VRN) (Denmark)	5.125%	11/12/2012	EUR	170,000	222,672
HBOS plc (EMTN) (United Kingdom)	5.500%	7/27/2009	EUR	110,000	145,263
Mizuho Finance, Reg S (EMTN) (VRN) (Cayman Islands)	4.750%	4/15/2014	EUR	330,000	424,025
Nordea Bank Finland plc, Reg S (EMTN) (VRN) (Finland)	5.750%	3/26/2014	EUR	700,000	925,342
Rabobank Capital Funding Trust III, 144A (VRN) (United States) * +	5.254%	12/31/2049	USD	710,000	685,316
RBS Capital Trust I (VRN) (United States) *	4.709%	12/29/2049	USD	330,000	309,015
San Paolo IMI (EMTN) (Italy)	6.375%	4/6/2010	EUR	260,000	354,017
Sumitomo Mitsui Banking (VRN) (Japan)	4.375%	10/27/2014	EUR	180,000	229,664
Svenska Handelsbanken (EMTN) (VRN) (Sweden)	5.125%	12/28/2011	EUR	200,000	254,203
UBS Preferred Funding Trust I (VRN) (United States) *	8.622%	10/29/2049	USD	330,000	367,235
					7,158,571
Diversified Financial Services — 2.5%
General Electric Cap. Corp. (VRN) (United States)	4.625%	9/15/2066	USD	280,000	355,409
Glencore Finance Europe (Luxembourg)	5.375%	9/30/2011	EUR	150,000	192,521
HSBC Finance Corp. (United States)	5.875%	3/31/2008	USD	200,000	260,726
MBNA Europe Funding plc (EMTN) (United Kingdom)	4.500%	1/23/2009	EUR	190,000	244,251
Mitchells & Butlers Finance, Ser. C1 (United Kingdom)	6.469%	9/15/2030	EUR	300,000	649,150
Morgan Stanley (United States)	4.000%	1/15/2010	USD	1,740,000	1,679,157
					3,381,214
Insurance — 0.0% †
ING Cap Funding Trst III (VRN) (United States)	8.439%	10/31/2049	USD	40,000	44,388

Real Estate — 0.0% †
Westfield Group - 144A (Australia) +	5.400%	10/1/2012	EUR	10,000	9,980
Total Financial					10,594,153
Utilities — 0.4%
Dominion Resources Inc. (United States)	4.750%	12/15/2010	USD	230,000	224,275
Southern Power Co. (United States)	4.875%	7/15/2015	USD	280,000	265,061
					489,336
Total Corporate Obligations (Cost - $12,925,361)					13,179,206
Mortgage-Backed Securities — 30.4%
Collateralized Mortgage Obligations (CMO) — 5.7%
CMO Floater — 5.1%
Atlantes Mortgage plc, Ser. 1, Class A (FRN) (Ireland)	3.360%	1/17/2036	EUR	975,182	1,240,253
Dutch Mortgage Backed Securities BV, Ser. 2000-1,
Class A2 (FRN) (Netherlands)	5.875%	12/2/2076	EUR	500,000	641,862
Granite Master Issuer plc, Ser. 2005-1,
Class A5 (FRN) (United Kingdom)	3.430%	12/20/2054	EUR	1,000,000	1,266,669
Interstar Millennium Trust, Ser. 2005-1G,
Class A (FRN) (Australia)	5.510%	12/8/2036	EUR	870,082	873,896
Interstar Millennium Trust, Ser. 2005-2L,
Class A1, 144A (FRN) (Australia)	5.650%	7/27/2038	EUR	331,866	332,281
RMAC plc., Series 2005-NS1X, Class A2C (FRB) (United Kingdom)	3.431%	6/12/2037	EUR	1,000,000	1,266,623
Southern Pacific Securities, Ser. 2005-1X,
Class A2A (FRN) (United Kingdom)	3.444%	6/10/2043	EUR	996,300	1,261,216
					6,882,800
Planned Amortization Class — 0.6%
FNMA, Ser. 2005-29, Class AD (United States)	4.500%	8/25/2034	USD	816,110	798,892

Total Collateralized Mortgage Obligations (CMO)					7,681,692
Commercial Mortgage-Backed Securities — 6.9%
Bank of America Commercial Mortgage, Inc., Ser. 2006-2,
Class A4 (VRN) (United States)	5.741%	5/10/2045	USD	840,000	869,720
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-PW11,
Class A4 (VRN) (United States)	5.458%	3/11/2039	USD	860,000	872,174
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-PW12,
Class A4 (VRN) (United States)	5.711%	9/11/2038	USD	1,190,000	1,230,717
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-PW13,
Class A4 (United States)	5.540%	9/11/2041	USD	830,000	841,417
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-T22,
Class A4 (VRN) (United States)	5.467%	4/12/2038	USD	600,000	610,409
Dolerite Funding plc, Series 2, Class A (FRN) (United Kingdom)	5.147%	5/20/2037	EUR	713,510	1,333,267
Greenwich Capital Mortgage Funding Corp., Ser. 2006-GG7,
Class A4 (VRN) (United States)	5.912%	7/10/2038	USD	970,000	1,015,570
GS Mortgage Securities Corporation II, Ser. 2006-GG6,
Class A4 (VRN) (United States)	5.553%	4/10/2038	USD	660,000	669,325
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6,
Class A4 (VRN) (United States)	5.372%	9/15/2039	USD	950,000	954,695
The Mall Funding plc, Ser. 1, Class A (FRN) (Ireland)	4.920%	4/22/2014	EUR	500,000	933,363
					9,330,657
Mortgage Pass-Through Securities — 2.7%
FNMA Pool #725591 (United States)	5.000%	7/1/2034	USD	1,006,500	969,138
FNMA Pool #832483 (United States)	5.000%	9/1/2035	USD	2,825,773	2,717,028
					3,686,166
				Shares
Mutual Fund — 15.1%
FFTW Mortgage-Backed Portfolio (United States) (1)				2,061,233	20,323,761

Total Mortgage-Backed Securities (Cost - $40,781,137)					41,022,276
			Face
			Amount
Sovereign Obligations — 33.2%
Canada — 0.8%
Canadian Government Bond	4.500%	6/1/2015	CAD	610,000	567,839
Canadian Government Bond	4.000%	6/1/2016	CAD	620,000	555,619
					1,123,458
Denmark — 0.8%
Kingdom of Denmark	7.000%	11/10/2024	DKK	4,400,000	1,041,384

France — 11.2%
France O.A.T.	5.750%	10/25/2032	EUR	1,230,000	2,012,679
France O.A.T.	5.000%	10/25/2011	EUR	40,000	53,839
France O.A.T.	4.000%	4/25/2014	EUR	6,590,000	8,524,190
France O.A.T.	4.000%	4/25/2055	EUR	2,720,000	3,524,015
France O.A.T.	5.500%	4/25/2010	EUR	740,000	995,654
					15,110,377
Germany — 4.8%
Bundesrepublik Deutschland, Ser. 99	3.750%	1/4/2009	EUR	5,110,000	6,502,675

Japan — 9.3%
Japanese Government Bond, Ser. 22	2.500%	3/20/2036	JPY	65,000,000	559,225
Japanese Government Bond, Ser. 82	2.100%	9/20/2025	JPY	154,000,000	1,295,647
Japanese Government Bond, Ser. 246	0.800%	12/20/2012	JPY	1,000,000	8,228
Japanese Government Bond, Ser. 256	1.400%	12/20/2013	JPY	702,000,000	5,946,252
Japanese Government Bond, Ser. 279	2.000%	3/20/2016	JPY	375,000,000	3,274,873
Japanese Government CPI Linked Bond, Ser. 5	0.800%	9/10/2015	JPY	177,056,000	1,471,305
					12,555,530
Mexico — 0.1%
Mexican Fixed Rate Bonds, Ser. MI10	8.000%	12/19/2013	MXN	14,500	130,053
Mexican Fixed Rate Bonds, Ser. MI10	9.500%	12/18/2014	MXN	8,000	78,074
					208,127
Netherlands — 1.8%
Netherlands Government	7.500%	1/15/2023	EUR	1,320,000	2,399,511

New Zealand — 0.0% †
New Zealand Government, Ser. 1111	6.000%	11/15/2011	NZD	60,000	38,890

Poland — 0.2%
Poland Government Bond, Ser. 1015	6.250%	10/24/2015	PLN	680,000	228,191
Supranational — 0.2%
European Investment Bank	5.500%	12/7/2009	EUR	118,000	222,909

Sweden — 0.6%
Swedish Government Bond, Ser. 1037	8.000%	8/15/2007	SEK	6,100,000	866,405

United Kingdom — 0.6%
U.K. Treasury Bond	4.250%	12/7/2055	GBP	400,000	806,133

United States — 2.8%
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	USD	1,037,284	1,053,978
U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/2026	USD	1,404,387	1,346,894
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2013	USD	1,185,325	1,154,627
U.S. Treasury Note	4.250%	11/15/2014	USD	70,000	68,266
U.S. Treasury Note	4.875%	7/31/2011	USD	175,000	177,030
					3,800,795
Total Sovereign Obligations (Cost - $45,050,721)					44,904,385

Short-Term Securities — 13.5%
Money Market Demand Deposit (MMDA) — 0.4%
Investors Bank & Trust Co. MMDA	4.750%	10/2/2006	USD	558,000	558,000
			Shares
Mutual Fund — 7.7%
FFTW U.S. Short-Term Portfolio (1)				1,113,594	10,345,286

			Face
			Amount
Time Deposits — 4.4%
Dresdner Bank Time Deposit	5.370%	10/2/2006	USD	3,000,000	3,000,000
Societe Generale Time Deposit	5.320%	10/2/2006	USD	3,000,000	3,000,000
					6,000,000
U.S. Treasury Obligation — 1.0%
U.S. Treasury Bill ‡ @	4.830%	11/9/2006	USD	1,400,000	1,393,217
Total Short-Term Securities (Cost - $18,312,500)					18,296,503

Total Investments (Cost - $131,916,482) — 98.3%					132,741,233
Other Assets, Net of Liabilities — 1.7%					2,362,423
Net Assets — 100.0%					$135,103,656

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2006 were as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$1,430,611	$1,776,254	$(345,643)	$133,086,876

Summary of Abbreviations

CAD	Canadian Dollar
CPI	Consumer Price Index
DKK	Danish Krone
EMTN	Euro Medium-Term Note
EUR	European Monetary Unit (Euro)
FRN	Floating Rate Note
GBP	Great British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN	Polish Zloty
SEK	Swedish Krona
____________________
+	Securities exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities were valued at $1,106,747, or 0.8% of net assets. The Board of Directors has deemed these securities to be liquid.
*	Perpetual bond. Maturity date shown is next call date.
(1)	Affiliated Issuer.
‡	Interest rate shown represents yield to maturity at date of purchase.
@	Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.
†	Rounds to less than 0.1%.

FFTW Funds, Inc.

Worldwide Core Portfolio - Schedule of Investments
September 30, 2006 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount		Value
Corporate Obligations — 4.8%
Aerospace/Defense — 0.2%
EADS Finance BV (EMTN) (Netherlands)	4.625%	3/3/2010	EUR	40,000	$51,449

Diversified Holding Companies — 0.3%
Hutchison Whampoa International Ltd., 144A (Cayman Islands) +	5.450%	11/24/2010	USD	60,000	60,108

Financial — 3.1%
Banking — 1.7%
Mizuho Finance, Reg S (EMTN) (VRN) (Cayman Islands)	4.750%	4/15/2014	EUR	40,000	51,397
Nordea Bank Finland plc, Reg S (EMTN) (VRN) (Finland)	5.750%	3/26/2014	EUR	50,000	66,096
RBS Capital Trust I (VRN) (United States) *	4.709%	12/29/2049	USD	50,000	46,820
San Paolo IMI (EMTN) (Italy)	6.375%	4/6/2010	EUR	60,000	81,696
Wachovia Bank NA (United States)	4.875%	2/1/2015	USD	100,000	96,315
					342,324
Diversified Financial Services — 0.8% +
General Electric Cap. Corp., 144A (VRN) (United States)	4.625%	9/15/2066	USD	50,000	63,466
Morgan Stanley (United States)	4.000%	1/15/2010	USD	100,000	96,503
					159,969
Insurance — 0.6%
Chubb Corp. (United States)	4.934%	11/16/2007	USD	120,000	119,513

Total Financial					621,806
Communications — 0.6%
Media — 0.1%
Comcast Corp. (United States)	6.500%	11/15/2035	USD	30,000	30,209

Telecommunications — 0.5%
Telefonos De Mexico SA (Mexico)	4.750%	1/27/2010	USD	106,000	103,398

Total Communications					133,607
Utilities — 0.6%
Electric — 0.2%
Southern Power Co. (United States)	4.875%	7/15/2015	USD	50,000	47,332
Water — 0.4%
United Utility Water plc (EMTN) (United Kingdom)	4.875%	3/18/2009	EUR	30,000	38,863
Veolia Environnement (EMTN) (France)	5.875%	6/27/2008	EUR	30,000	39,270
					78,133
Total Utilities					125,465
Total Corporate Obligations (Cost - $952,910)					992,435
Mortgage-Backed Securities — 26.9%
Commercial Mortgage-Backed Securities — 5.2%
Bank of America Commercial Mortgage, Inc., Ser. 2006-2,
Class A4 (VRN) (United States)	5.741%	5/10/2045	USD	130,000	134,600
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-PW11,
Class A4 (VRN) (United States)	5.458%	3/11/2039	USD	110,000	111,557
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-PW12,
Class A4 (VRN) (United States)	5.711%	9/11/2038	USD	180,000	186,159
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-PW13,
Class A4 (United States)	5.540%	9/11/2041	USD	120,000	121,650
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-T22,
Class A4 (VRN) (United States)	5.467%	4/12/2038	USD	100,000	101,735
Greenwich Capital Mortgage Funding Corp., Ser. 2006-GG7,
Class A4 (VRN) (United States)	5.912%	7/10/2038	USD	100,000	104,698
GS Mortgage Securities Corporation II, Ser. 2006-GG6,
Class A4 (VRN) (United States)	5.553%	4/10/2038	USD	80,000	81,130
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3,
Class A4 (VRN) (United States)	5.661%	3/15/2039	USD	90,000	92,112
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6,
Class A4 (VRN) (United States)	5.372%	9/15/2039	USD	140,000	140,692
					1,074,333
Mortgage Pass-Through Securities — 4.9%
FHLMC Gold Conv. (United States)	6.500%	10/1/2036	USD	1,000,000	1,018,438
				Shares
Mutual Fund — 16.8%
FFTW Mortgage-Backed Portfolio (United States) (1)				351,164	3,462,481
Total Mortgage-Backed Securities (Cost - $5,559,330)					5,555,252
			Face
			Amount
Sovereign Obligations — 44.1%
Canada — 1.7%
Canadian Government Bond	4.500%	6/1/2015	CAD	120,000	111,706
Canadian Government Bond	4.000%	6/1/2016	CAD	260,000	233,001
					344,707
France — 11.9%
France O.A.T.	5.500%	4/25/2010	EUR	30,000	40,364
France O.A.T.	5.000%	10/25/2011	EUR	100,000	134,596
France O.A.T.	4.000%	10/25/2014	EUR	50,000	64,686
France O.A.T.	5.750%	10/25/2032	EUR	580,000	948,826
France O.A.T.	4.000%	4/25/2055	EUR	180,000	233,207
France O.A.T. Index-Linked Bond	4.000%	4/25/2009	EUR	800,000	1,023,230
					2,444,909
Germany — 4.9%
Bundesrepublic Deutschland	3.750%	1/4/2015	EUR	800,000	1,018,568
Japan — 11.2%
Japanese Government Bond, Ser. 22	2.500%	3/20/2036	JPY	13,000,000	111,845
Japanese Government Bond, Ser. 82	2.100%	9/20/2025	JPY	19,000,000	159,853
Japanese Government Bond, Ser. 246	0.800%	12/20/2012	JPY	3,000,000	24,685
Japanese Government Bond, Ser. 248	0.700%	3/20/2013	JPY	6,000,000	48,906
Japanese Government Bond, Ser. 256	1.400%	12/20/2013	JPY	183,000,000	1,550,091
Japanese Government Bond, Ser. 279	2.000%	3/20/2016	JPY	13,000,000	113,529
Japanese Government CPI Linked Bond, Ser. 5	0.800%	9/10/2015	JPY	37,222,000	309,308
					2,318,217
Mexico — 0.5%
Mexican Fixed Rate Bonds, Ser. MI10	9.500%	12/18/2014	MXN	3,300	32,206
United Mexican States	9.875%	2/1/2010		60,000	68,460
					100,666
Poland — 0.2%
Poland Government Bond, Ser. 1015	6.250%	10/24/2015	PLN	110,000	36,913

Supranational — 0.2%
European Investment Bank	5.500%	12/7/2009	GBP	24,000	45,337

United Kingdom — 6.6%
U.K. Treasury Bond	4.250%	12/7/2055	GBP	50,000	100,767
U.K. Treasury Bond	4.750%	12/7/2038	GBP	190,000	397,535
U.K. Treasury Bond	4.750%	9/7/2015	GBP	460,000	871,612
					1,369,914
United States — 6.9%
U.S. Treasury Bond	5.375%	2/15/2031	USD	380,000	410,430
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	USD	194,288	197,415
U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/2026	USD	143,514	137,639
U.S. Treasury Inflation-Indexed Bond	3.375%	4/15/2032	USD	1,146	1,424
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2013	USD	232,634	226,609
U.S. Treasury Note	3.750%	5/15/2008	USD	250,000	246,104
U.S. Treasury Note	4.250%	11/15/2014	USD	126,000	122,879
U.S. Treasury Note	4.875%	8/15/2016	USD	80,000	81,512
					1,424,012
Total Sovereign Obligations (Cost - $8,984,635)					9,103,243
Short-Term Securities — 18.7%
Money Market Demand Account (MMDA) — 0.9%
Investors Bank & Trust Co. MMDA	4.750%	10/2/2006	USD	193,000	193,000
			Shares
Mutual Fund — 7.0%
FFTW U.S. Short-Term Portfolio (1)				156,105	1,450,216
			Face
			Amount
Time Deposits — 9.7%
Dresdner Bank Time Deposit	5.370%	10/2/2006	USD	1,000,000	1,000,000
Societe Generale Time Deposit	5.320%	10/2/2006	USD	1,000,000	1,000,000
					2,000,000
U.S. Treasury Obligation — 1.1%
U.S. Treasury Bill ‡ @	4.660%	11/9/2006	USD	220,000	218,934
Total Short-Term Securities (Cost - $3,863,569)					3,862,150

Total Investments (Cost - $19,360,444) — 94.5%					19,513,080
Other Assets, Net of Liabilities — 5.5%					1,137,074
Net Assets — 100.0%					$20,650,154

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2006 were as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$96,643	$119,542	$(22,899)	$19,535,979

Summary of Abbreviations

CAD	Canadian Dollar
CPI	Consumer Price Index
EMTN	Euro Medium-Term Note
EUR	European Monetary Unit (Euro)
FRN	Floating Rate Note
GBP	Great British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN	Polish Zloty
____________________
(a)	Face amount shown in U.S. dollars unless otherwise indicated.
+	Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, this security was valued at $123,574 or 0.6% of net assets. The Board of Directors has deemed this security to be liquid.
*	Perpetual bond. Maturity date shown is next call date.
(1)	Affiliated Issuer.
‡	Interest rate shown represents yield to maturity at date of purchase.
@	Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

FFTW Funds, Inc.

International Portfolio - Schedule of Investments
September 30, 2006 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount		Value
Asset-Backed Securities (ABS) — 7.6%
Credit Cards — 5.6%
Citibank Credit Card Issuance Trust, Ser. 2004-A2,
Class A (FRN) (United States)	3.344%	5/24/2013	USD	700,000	$886,323
Karta plc, Ser. 2005-1, Class A (FRN) (United Kingdom)	3.240%	7/15/2012	EUR	600,000	760,202
MBNA Credit Card Master Note Trust, Ser. 2002-A11,
Class A11 (FRN) (Luxembourg)	3.350%	3/19/2012	EUR	600,000	763,452
MBNA Credit Card Master Note Trust, Ser. 2002-A2,
Class A (United States)	5.600%	7/17/2014	EUR	1,100,000	1,502,968
Sherwood Castle Funding plc, Ser. 2003-1,
Class A (FRN) (United Kingdom)	3.497%	8/15/2010	EUR	500,000	635,272
					4,548,217
Home Equity Loan — 0.1%
Option One Mortgage Loan Trust, Ser. 2003-2,
Class A2 (FRN) (United States)	5.630%	4/25/2033	USD	96,757	96,856

Other ABS — 1.9%
ABF Finance SRL, Ser. 2004, Class A (FRN) (Italy)	3.394%	11/21/2019	EUR	432,755	548,843
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-2,
Class 2A1 (FRN) (United States)	5.580%	5/25/2032	USD	92,420	92,433
Life Funding Co., Ser. 2001-1A, Class A1, 144A (FRN) (Cayman Islands) +	0.765%	10/14/2008	JPY	187,200	1,586
Lombarda Lease Finance SRL, Ser. 2, Class A (FRN) (Italy)	3.506%	10/30/2015	EUR	250,667	318,755
Snowdonia Securities plc, Ser. 2006-1, Class A (FRN) (United Kingdom)	5.031%	12/21/2016	EUR	318,229	594,478
					1,556,095
Total Asset-Backed Securities (Cost - $6,028,045)					6,201,168
Corporate Obligations — 9.2%
Consumer Non-Cyclical — 0.2%
Imperial Tobacco Finance (EMTN) (United Kingdom)	6.250%	6/6/2007	EUR	140,000	179,957

Diversified Holdings Company — 0.3%
EADS Finance BV (EMTN) (Netherlands)	4.625%	3/3/2010	EUR	170,000	218,657

Energy — 0.2%
Petronas Capital Ltd., Reg S (Malaysia)	6.375%	5/22/2009	EUR	100,000	134,349

Financial — 6.3%
Banking — 1.7%
Bank of Scotland (EMTN) (United Kingdom)	5.500%	7/27/2009	EUR	350,000	477,214
Bank of Scotland plc (EMTN) (United Kingdom)	5.500%	10/29/2012	EUR	360,000	475,408
RBS Capital Trust A (VRN) (United Kingdom) *	6.467%	6/30/2012	EUR	180,000	252,230
Skandinaviska Enskilda (EMTN) (VRN) (Sweden)	4.125%	5/28/2015	EUR	170,000	216,301
					1,421,153
Diversified Financial Services — 4.6%
Chase Credit Card Master Trust, Ser. 1998-4, Class A (United States)	5.000%	8/15/2008	USD	656,775	848,613
Citibank Credit Card Issuance Trust (United States)	5.375%	4/11/2011	USD	650,000	871,542
Glencore Finance Europe (Luxembourg)	5.375%	9/30/2011	EUR	90,000	115,512
MBNA Credit Card Master Note Trust, Ser. 2004-A1 (United States)	4.500%	1/17/2014	EUR	1,000,000	1,307,211
Saecure BV, Ser. A2 (VRN) (Netherlands)	5.710%	11/25/2007	EUR	500,000	646,271
					3,789,149
Total Financial					5,210,302
Utilities — 2.2%
Electric — 1.1%
E.ON International Finance BV (EMTN) (Netherlands)	5.750%	5/29/2009	EUR	650,000	861,255

Water — 1.1%
United Utility Water plc (EMTN) (United Kingdom)	4.875%	3/18/2009	EUR	340,000	440,445
Veolia Environnement (EMTN) (France)	5.875%	6/27/2008	EUR	340,000	445,064
					885,509
Total Utilities					1,746,764
Total Corporate Obligations (Cost - $6,504,722)					7,490,029
Mortgage-Backed Securities — 15.5%
Collateralized Mortgage Obligations — 8.0%
Arena BV, Ser. 2003-I, Class A2 (FRN) (Netherlands)	4.300%	5/19/2055	EUR	1,000,000	1,285,822
Delphinus BV, Ser. 2003-1, Class A2, Reg S (FRN) (Netherlands)	4.122%	4/25/2093	EUR	1,000,000	1,273,221
Dutch Mortgage Backed Securities BV, Ser. 2000-1,
Class A2 (FRN) (Netherlands)	5.875%	12/2/2076	EUR	500,000	641,862
Granite Master Issuer plc, Ser. 2005-1, Class A5 (FRN) (United Kingdom)	3.430%	12/20/2054	EUR	500,000	633,335
Residential Accreditation Loans, Inc., Ser. 2004-QS10,
Class A3 (FRN) (United States)	5.830%	7/25/2034		647,449	651,438
RMAC plc., Series 2004-NS3X, Class A2A (FRN) (United Kingdom)	5.201%	12/12/2036	EUR	313,586	586,371
RMAC plc., Series 2004-NSP4, Class A2 (FRN) (United Kingdom)	5.181%	12/12/2036	EUR	421,972	788,884
Southern Pacific Securities, Ser. 2005-1X,
Class A2A (FRN) (United Kingdom)	3.444%	6/10/2043	EUR	498,150	630,608
					6,491,541
Commercial Mortgage-Backed Securities — 7.5%
Bank of America Commercial Mortgage, Inc., Ser. 2006-2,
Class A4 (VRN) (United States)	5.740%	5/10/2045	USD	480,000	496,983
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-PW11,
Class A4 (VRN) (United States)	5.458%	3/11/2039	USD	490,000	496,936
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-PW12,
Class A4 (VRN) (United States)	5.711%	9/11/2038	USD	680,000	703,267
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-PW13,
Class A4 (United States)	5.540%	9/11/2041	USD	930,000	942,793
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-T22,
Class A4 (VRN) (United States)	5.466%	4/12/2038	USD	300,000	305,204
Dolerite Funding plc, Series 2, Class A (FRN) (United Kingdom)	5.147%	5/20/2037	GBP	375,532	701,719
Greenwich Capital Mortgage Funding Corp., Ser. 2006-GG7,
Class A4 (VRN) (United States)	5.912%	7/10/2038	USD	600,000	628,188
GS Mortgage Securities Corporation II, Ser. 2006-GG6,
Class A4 (VRN) (United States)	5.553%	4/10/2038	USD	380,000	385,369
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6,
Class A4 (VRN) (United States)	5.372%	9/15/2039	EUR	560,000	562,768
The Mall Funding plc, Ser. 1, Class A (FRN) (Ireland)	4.920%	4/22/2014	GBP	500,000	933,363
					6,156,590
Total Mortgage-Backed Securities (Cost - $12,205,177)					12,648,131
Sovereign Obligations — 48.2%
Austria — 2.9%
Republic of Austria	4.000%	7/15/2009	EUR	1,860,000	2,380,353

Canada — 3.4%
Canadian Government Bond	4.500%	6/1/2015	CAD	1,530,000	1,424,251
Canadian Government Bond	4.000%	6/1/2016	CAD	1,520,000	1,362,162
					2,786,413
France — 5.5%
France O.A.T.	4.000%	10/25/2014	EUR	2,600,000	3,363,670
France O.A.T.	4.000%	4/25/2055	EUR	830,000	1,075,343
					4,439,013
Italy — 0.9%
Buoni Poliennali del Tesoro	5.750%	2/1/2033	EUR	470,000	738,000

Japan — 15.9%
Japanese Government Bond, Ser. 22	2.500%	3/20/2036	JPY	71,000,000	610,846
Japan Finance Corp. for Municipal Enterprises	1.550%	2/21/2012	JPY	250,000,000	2,151,203
Japanese Government CPI Linked Bond	0.800%	9/10/2015	JPY	114,684,000	953,005
Japanese Government Bond, Ser. 256	1.400%	12/20/2013	JPY	595,000,000	5,039,914
Japanese Government Bond, Ser. 279	2.000%	3/20/2016	JPY	360,000,000	3,143,878
Japanese Government Bond, Ser. 82	2.100%	9/20/2025	JPY	125,000,000	1,051,661
					12,950,507
Mexico — 0.3%
Mexican Fixed Rate Bonds, Ser. MI10	9.500%	12/18/2014	MXN	4,900	47,820
Mexican Fixed Rate Bonds, Ser. M	9.000%	12/22/2011	MXN	12,000	113,195
Mexican Fixed Rate Bonds, Ser. MI10	8.000%	12/19/2013	MXN	6,000	53,815
					214,830
Netherlands — 4.4%
Netherlands Government	7.500%	1/15/2023	EUR	1,990,000	3,617,445

New Zealand — 2.3%
New Zealand Government, Ser. 709	7.000%	7/15/2009	NZD	2,850,000	1,882,281

Poland — 0.3%
Poland Government Bond, Ser. 1015	6.250%	10/24/2015	PLN	640,000	214,768

Sweden — 5.1%
Swedish Government Bond, Ser. 1043	5.000%	1/28/2009	SEK	29,650,000	4,184,188

United Kingdom — 4.5%
U.K. Treasury Bond	4.250%	12/7/2055	GBP	350,000	705,366
U.K. Treasury Bond	4.750%	12/7/2038	GBP	840,000	1,757,524
U.K. Treasury Note	6.250%	11/25/2010	GBP	600,000	1,184,559
					3,647,449
United States — 2.7%
U.S. Treasury Bond	7.625%	2/15/2025	USD	260,000	347,283
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	USD	519,182	527,538
U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/2026	USD	932,841	894,652
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2013	USD	409,879	399,264
U.S. Treasury Note	4.250%	11/15/2014	USD	10,000	9,752
					2,178,489
Total Sovereign Obligations (Cost - $39,695,494)					39,233,736

Short-Term Securities — 18.0%
Money Market Demand Account (MMDA) — 0.5%
Investors Bank & Trust Co. MMDA	4.750%	10/2/2006	USD	389,000	389,000

Time Deposits — 16.6%
Dresdner Bank Time Deposit	5.370%	10/2/2006	USD	4,000,000	4,000,000
Lloyds Bank plc Time Deposit	5.260%	10/13/2006	USD	2,500,000	2,495,252
Societe Generale Time Deposit	5.320%	10/2/2006	USD	4,000,000	4,000,000
Bank of Montreal Time Deposit	5.300%	10/2/2006	USD	3,000,000	3,000,000
					13,495,252
U.S. Treasury Obligation — 0.9%
U.S. Treasury Bill ‡ @	5.830%	11/9/2006	USD	770,000	766,269
Total Short-Term Securities (Cost - $14,650,119)					14,650,521

Total Investments (Cost - $79,083,557) — 98.5%					80,223,585
Other Assets, Net of Liabilities — 1.5%					1,192,299
Net Assets — 100.0%					$81,415,884

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2006 were as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$1,438,431	$1,075,003	$363,428	$79,860,157

Summary of Abbreviations

CAD	Canadian Dollar
CPI	Consumer Price Index
EMTN	Euro Medium-Term Note
EUR	European Monetary Unit (Euro)
FRN	Floating Rate Note
GBP	Great British Pound
JPY	Japanese Yen
MTN	Medium-Term Note
MXN	Mexican Peso
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN	Polish Zloty
SEK	Swedish Krona
____________________
+	Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, this security was valued at $1,586, or 0.0% of net assets. The Board of Directors has deemed this security to be liquid.
*	Perpetual bond. Maturity date shown is next call date.
‡	Interest rate shown represents yield to maturity at date of purchase.
@	Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

FFTW Funds, Inc.

U.S. Inflation-Indexed Portfolio - Schedule of Investments
September 30, 2006 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount	Value
U.S. Treasury Inflation-Indexed Bonds — 34.4%
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	$35,284,932	$35,852,808
U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/2026	1,957,941	1,877,787
				37,730,595
U.S. Treasury Inflation-Indexed Notes — 64.9%
U.S. Treasury Inflation-Indexed Note	3.375%	1/15/2007	7,705,080	7,638,262
U.S. Treasury Inflation-Indexed Note	3.625%	1/15/2008	5,528,722	5,572,996
U.S. Treasury Inflation-Indexed Note	3.875%	1/15/2009	7,939,904	8,164,454
U.S. Treasury Inflation-Indexed Note	4.250%	1/15/2010	3,591,651	3,798,731
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2013	21,646,021	21,085,432
U.S. Treasury Inflation-Indexed Note	2.000%	1/15/2014	25,325,990	24,842,213
				71,102,088
Total (Cost - $109,931,926)				108,832,683
Short-Term Securities — 0.3%
Money Market Demand Account (MMDA) — 0.1%
Investors Bank & Trust Co. MMDA	4.750%	10/2/2006	52,000	52,000

U.S. Treasury Obligation — 0.2%
U.S. Treasury Bill ‡ @	4.89%-5.00%	12/14/2006	170,000	168,375
Total Short-Term Securities (Cost - 220,243)				220,375
Total Investments (Cost - $110,152,169) — 99.6%				109,053,058
Other Assets, Net of Liabilities — 0.4%				487,879
Net Assets — 100.0%				$109,540,937

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2006 were as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$33,474	$2,044,396	$(2,010,922)	$111,063,980
____________________
‡	Interest rate shown represents yield to maturity at date of purchase.
@	Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio - Schedule of Investments
September 30, 2006 (unaudited)

	Coupon		Face
	Rate	Maturity	Amount		Value
Sovereign Index-Linked Obligations — 97.9%
Australia — 1.2%
Australian Index-Linked Bond	6.000%	2/15/2017	AUD	280,000	$216,933

Canada — 0.1%
Canadian Government Index-Linked Bond	4.000%	12/1/2031	CAD	12,000	15,876

France — 16.7%
France O.A.T. Index-Linked Bond	1.600%	7/25/2015	EUR	950,031	1,202,970
France O.A.T. Index-Linked Bond	2.250%	7/25/2020	EUR	245,042	331,682
France O.A.T. Index-Linked Bond	3.000%	7/25/2012	EUR	374,320	511,899
France O.A.T. Index-Linked Bond	3.150%	7/25/2032	EUR	647,682	1,070,820
					3,117,371

Italy — 1.4%
Buoni Poliennali del Tesoro, Ser. CPI	2.150%	9/15/2014	EUR	202,455	263,548

Sweden — 3.6%
Swedish Government Index-Linked, Ser. 3101	4.000%	12/1/2008	SEK	1,843,794	266,722
Swedish Government Index-Linked, Ser. 3102	4.000%	12/1/2020	SEK	1,148,023	202,350
Swedish Government Index-Linked, Ser. 3104	3.500%	12/1/2028	SEK	1,109,378	201,719
					670,791

United Kingdom — 20.4%
U.K. Index-Linked Treasury Stock	2.500%	5/20/2009	GBP	6,000	28,399
U.K. Index-Linked Treasury Stock	2.500%	8/23/2011	GBP	140,000	710,426
U.K. Index-Linked Treasury Stock	5.000%	3/7/2012	GBP	1,610,000	3,054,616
					3,793,441

United States — 54.5%
U.S. Treasury Inflation-Indexed Note	3.375%	1/15/2007	USD	552,197	547,409
U.S. Treasury Inflation-Indexed Note	3.625%	1/15/2008	USD	340,035	342,758
U.S. Treasury Inflation-Indexed Note	3.875%	1/15/2009	USD	396,995	408,393
U.S. Treasury Inflation-Indexed Note	4.250%	1/15/2010	USD	278,141	294,178
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2013	USD	1,639,514	1,597,054
U.S. Treasury Inflation-Indexed Note	2.000%	1/15/2014	USD	1,365,401	1,339,319
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	USD	5,271,692	5,356,535
U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/2026	USD	276,777	265,446
					10,151,092

Total Sovereign Index-Linked Obligations (Cost - $18,160,965)					18,229,052

Short-Term Securities — 1.0%
Money Market Demand Deposit (MMDA) — 0.4%
Investors Bank & Trust Co. MMDA	5.000%	10/2/2006	USD	74,000	74,000

Time Deposit — 0.5%
Societe Generale Time Deposit	5.320%	10/2/2006	USD	100,000	100,000

U.S. Treasury Obligation — 0.1%
U.S. Treasury Bill ‡ @	4.878%	12/14/2006	USD	20,000	19,809

Total Short-Term Securities (Cost - $193,793)					193,809

Total Investments (Cost - $18,354,758) — 98.9%					18,422,861
Other Assets, Net of Liabilities — 1.1%					199,449
Net Assets — 100.0%					$18,622,310

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2006 were as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$35,721	$131,798	$(96,077)	$18,518,938

Summary of Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CPI	Consumer Price Index
EUR	European Monetary Unit (Euro)
GBP	Great British Pound
JPY	Japanese Yen
SEK	Swedish Krona
____________________
‡	Interest rate shown represents yield to maturity at date of purchase.
@	Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio - Schedule of Investments
September 30, 2006

Country Composition of the Portfolio (as a percentage of Total Investments) versus the Barclay’s Global Inflation-Linked Bond Index Hedged

Country	Portfolio	Benchmark
United States	55.7%	40.2%
United Kingdom	20.8%	24.0%
Sweden	3.7%	3.5%
France	17.1%	16.2%
Japan	-%	3.4%
Canada	0.1%	3.3%
Italy	1.4%	8.4%
Australia	1.2%	1.0%
	100.0%	100.0%

FFTW Funds, Inc.

Schedule of Investments
September 30, 2006 (Unaudited)

Valuation

Readily marketable fixed-income securities are valued on the basis of prices provided by independent pricing services when such prices are believed by the Adviser to reflect the market value of such securities, subject to the oversight of the Board of Directors. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (ask price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, which are not valued by a pricing service approved by the Board of Directors, or which are determined by the Fund not to reflect accurately fair value (such as when an event occurs after the close of markets and that is determined by the Fund to have changed the value of the security), are revalued at fair value as determined in good faith under the direction of the Board of Directors by the Fund's valuation committee. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Securities with maturities of less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

Financial Futures Contracts

Each Portfolio may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Portfolio to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. At September 30, 2006, the Portfolios placed U.S. Treasury bills or cash in segregated accounts for the benefit of the futures clearing broker at the Portfolio’s custodian with respect to their financial futures contracts as follows:

September 30, 2006
Portfolio	Collateral Value
U.S. Short-Term	$19,809
Limited Duration	49,522
Mortgage-Backed	297,132
Worldwide	1,393,217
Worldwide Core	218,934
International	766,269

Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase and reverse repurchase agreements. The Adviser determines creditworthiness of a repurchase agreement party, subject to the oversight of the Board of Directors. Under a repurchase agreement, a bank or securities firm which the Portfolio’s Adviser has deemed creditworthy (that is, a dealer in U.S. government securities reporting to the Federal Reserve Bank of New York) or the Fund’s custodian, agrees to sell U.S. government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. government securities purchases U.S. government securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, cash or securities equal in value to those subject to the reverse repurchase agreement. Each Portfolio will only engage in repurchase and reverse repurchase transactions with parties selected on the basis of such counterparty’s creditworthiness.

During the nine months ended September 30, 2006, U.S. Short-Term, Limited Duration, and Mortgage-Backed entered into reverse repurchase agreements. The following table summarizes the interest expenses associated with reverse repurchase agreements, the average amount of repurchase agreements outstanding, and the average interest rate for each Portfolio.

	Interest	Average	Average
Portfolio	Expense	Balance	Rate
U.S. Short-Term	$32,529	$2,093,533	5.09%
Limited Duration	29,195	2,695,403	5.05%
Mortgage-Backed	56,975	1,507,288	4.72%

At September 30, 2006, the following Portfolios held reverse repurchase agreements:

U.S. Short-Term

		Market Value
		(including
Face Value	Description	interest)
$6,929,316	Lehman Brothers, 5.45%, dated 9/29/06, to be repurchased on 10/2/06, to be repurchased on demand, at face value, plus accrued interest.	$6,932,463

Limited Duration

		Market Value
		(including
Face Value	Description	interest)
$1,990,000	Lehman Brothers, 5.10%, dated 9/29/06, to be repurchased on 10/2/06, at face value, plus accrued interest.	$1,990,846

Mortgage-Backed

		Market Value
		(including
Face Value	Description	interest)
$2,235,750	Lehman Brothers, 5.38%, dated 9/29/06, to be repurchased on 10/2/06, at face value, plus accrued interest.	$2,238,089

Swap Transactions

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based on or calculated by reference to changes in specified prices or rates for a specified notional amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks include a possibility that no liquid market exists for these obligations, that the counterparty defaults on its obligation, or that unfavorable changes occur in the value of underlying securities or indices related to a swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating overall potential risk.

At September 30, 2006, the following Portfolio had a outstanding swap contracts with Deutsche Bank with the following terms:

Mortgage-Backed

Notional	Termination	Payment Made	Payments Received	Unrealized
Amount	Date	by the Portfolio	by the Portfolio	Appreciation
$136,000,000	12/15/2008	5.15%	USD LIBOR	$(245,355)

Open Forward Foreign Exchange Contracts as of September 30, 2006

Worldwide

				Unrealized
Contract				Appreciation
Amount		Cost/ Proceeds	Value	(Depreciation)
Forward Foreign Exchange Buy Contracts
1,660,615	Australian Dollar Closing 11/29/2006	$1,253,504	$1,237,773	$(15,731)
3,410,059	British Pound Sterling closing 11/29/2006	6,283,066	6,374,012	90,946
3,124,323	Canadian Dollar Closing 11/29/2006	2,767,296	2,805,147	37,851
23,149,365	Euro closing 11/29/2006	29,473,208	29,416,742	(56,466)
715,085,350	Hungarian Forint closing 11/29/2006	3,195,341	3,307,175	111,834
1,633,353,137	Japanese Yen closing 11/29/2006	14,262,449	13,942,545	(319,904)
1,732,044	Mexican Peso closing 11/29/2006	157,219	157,017	(202)
5,213,638	New Zealand Dollar closing 11/29/2006	3,287,450	3,392,412	104,962
4,154,114	Norwegian Krone closing 11/29/2006	660,642	639,326	(21,316)
4,626,175	Polish Zloty closing 11/29/2006	1,487,142	1,478,290	(8,852)
2,205,990,331	Republic of Korea Won closing 11/29/2006	2,319,409	2,333,909	14,500
330,585	Singapore Dollar closing 11/29/2006	209,424	208,993	(431)
3,910,075	South African Rand closing 11/29/2006	544,556	500,835	(43,721)
15,527,892	Swedish Krona closing 11/29/2006	2,132,923	2,127,612	(5,311)
1,951,901	Swiss Franc closing 11/29/2006	1,587,945	1,565,353	(22,592)
Forward Foreign Exchange Sell Contracts
(1,531,963)	British Pound Sterling closing 11/29/2006	(2,824,634)	(2,863,514)	(38,880)
(2,598,380)	Canadian Dollar closing 11/29/2006	(2,316,204)	(2,332,933)	(16,729)
(2,234,265)	Danish Krona closing 11/29/2006	(379,396)	(380,663)	(1,267)
(26,597,077)	Euro closing 11/29/2006	(33,829,059)	(33,797,876)	31,183
(673,570,500)	Hungarian Forint closing 11/29/2006	(3,009,833)	(3,115,175)	(105,342)
(913,987,179)	Japanese Yen closing 11/29/2006	(7,938,674)	(7,801,930)	136,744
(973,973)	Mexican Peso closing 11/29/2006	(88,765)	(88,295)	470
(5,110,386)	New Zealand Dollar closing 11/29/2006	(3,183,561)	(3,325,228)	(141,667)
(1,990,827)	Norwegian Krone closing 11/29/2006	(316,607)	(306,393)	10,214
(4,047,023)	Polish Zloty closing 11/29/2006	(1,280,379)	(1,293,223)	(12,844)
(400,155,000)	Republic of Korea Won closing 11/29/2006	(420,000)	(423,359)	(3,359)
(1,414,730)	South African Rand closing 11/29/2006	(197,029)	(181,210)	15,819
(3,649,877)	Swedish Krona closing 11/29/2006	(501,350)	(500,102)	1,248
(3,693,569)	Swiss Franc closing 11/29/2006	(2,999,618)	(2,962,107)	37,511
				$(221,332)

								Unrealized
Contract	Currency to	Cost/	Current	Contract	Currency to	Cost/		Appreciation
Amount	Deliver	Proceeds	value	Amount	Receive	Proceeds	Value	(Depreciation)
Forward Cross Currency Contracts closing 11/29/06
1,900,000	Australian Dollar	$ 1,434,637	$ 1,416,204	1,594,899	Canadian Dollar	$ 1,434,637	$ 1,431,966	$15,762
2,090,000	Australian Dollar	1,582,843	1,557,824	2,440,527	New Zealand Dollar	1,582,843	1,588,003	30,179
1,120,000	British Pound Sterling	2,104,030	2,093,481	2,587,775	Swiss Franc	2,104,030	2,075,301	(18,180)
334,529	Canadian Dollar	298,352	300,354	390,000	Australian Dollar	298,352	290,694	(9,660)
1,270,000	Euro	1,629,152	1,613,835	2,003,968	Swiss Franc	1,629,152	1,607,109	(6,726)
2,440,000	Euro	3,126,995	3,100,597	1,657,960	British Pound Sterling	3,126,995	3,099,025	(1,572)
590,000	Euro	754,332	749,735	87,088,807	Japanese Yen	754,332	743,403	(6,332)
210,000	Euro	268,030	266,855	1,735,064	Norwegian Krone	268,030	267,030	175
540,000	Euro	689,081	686,198	5,014,319	Swedish Krona	689,081	687,056	858
2,358,429	New Zealand Dollar	1,475,638	1,534,584	1,950,000	Australian Dollar	1,475,638	1,453,472	(81,112)
2,220,002	British Pound Sterling	4,184,862	4,149,583	3,260,000	Euro	4,184,862	4,142,601	(6,982)
142,426,180	Japanese Yen	1,215,072	1,215,771	960,000	Euro	1,215,072	1,219,907	4,136
3,079,589	Norwegian Krone	490,264	473,954	380,000	Euro	490,264	482,880	8,926
4,120,000	Norwegian Krone	658,631	634,075	4,730,633	Swedish Krona	658,631	648,185	14,110
14,355,029	Swedish Krona	1,983,987	1,966,908	1,550,000	Euro	1,983,987	1,969,642	2,734
9,271,866	Swedish Krona	1,286,253	1,270,419	8,090,000	Norwegian Krone	1,286,253	1,245,066	(25,353)
1,175,691	Swiss Franc	940,166	942,861	740,000	Euro	940,166	940,345	(2,516)
2,789,787	Swiss Franc	2,277,824	2,237,307	1,210,000	British Pound Sterling	2,277,824	2,261,707	24,400
								(57,153)
							Total	$(278,485)

Open Forward Foreign Exchange Contracts as of September 30, 2006

Worldwide Core
				Unrealized
Contract		Cost/		Appreciation
Amount		Proceeds	Value	(Depreciation)
Forward Foreign Exchange Buy Contracts
110,000	Australian Dollar closing 11/29/2006	$83,837	$81,991	$(1,847)
533,225	British Pound Sterling closing 11/29/2006	982,703	996,693	13,990
41,188	Canadian Dollar closing 11/29/2006	36,880	36,981	100
1,977,143	Euro closing 11/29/2006	2,525,181	2,512,428	(12,754)
209,037,380	Hungarian Forint closing 11/29/2006	934,078	966,770	32,692
173,194,868	Japanese Yen closing 11/29/2006	1,514,210	1,478,417	(35,793)
87,853,000	Korean Won closing 11/29/2006	92,370	92,947	577
537,149	New Zealand Dollar closing 11/29/2006	338,591	349,513	10,921
476,015	Norwegian Krone closing 11/29/2006	75,702	73,260	(2,443)
1,022,429	Polish Zloty closing 11/29/2006	323,471	326,716	3,245
31,388	Singapore Dollar closing 11/29/2006	19,878	19,843	(35)
2,096,417	Swedish Krona closing 11/29/2006	287,965	287,248	(717)
131,115	Swiss Franc closing 11/29/2006	106,756	105,150	(1,606)
Forward Foreign Exchange Sell Contracts
(10,000)	Australian Dollar closing 11/29/2006	(7,470)	(7,454)	16
(1,325,197)	British Pound Sterling closing 11/29/2006	(2,443,398)	(2,477,031)	(33,633)
(684,351)	Canadian Dollar closing 11/29/2006	(609,722)	(614,439)	(4,717)
(6,595,226)	Euro closing 11/29/2006	(8,364,242)	(8,380,794)	(16,552)
(208,782,000)	Hungarian Forint closing 11/29/2006	(932,937)	(965,589)	(32,652)
(465,801,598)	Japanese Yen closing 11/29/2006	(4,047,451)	(3,976,152)	71,299
(85,807,500)	Korean Won closing 11/29/2006	(90,000)	(90,783)	(783)
(469,247)	Mexican Peso closing 11/29/2006	(42,766)	(42,539)	226
(523,460)	New Zealand Dollar closing 11/29/2006	(326,337)	(340,605)	(14,268)
(300,617)	Norwegian Krone closing 11/29/2006	(47,808)	(46,265)	1,543
(1,360,871)	Polish Zloty closing 11/29/2006	(430,546)	(434,865)	(4,319)
(16,481)	Singapore Dollar closing 11/29/2006	(10,438)	(10,419)	19
(567,989)	Swedish Krona closing 11/29/2006	(78,019)	(77,825)	194
(378,826)	Swiss Franc closing 11/29/2006	(307,414)	(303,804)	3,610
				$(23,686)

								Unrealized
Contract	Currency to	Cost/	Current	Contract	Currency to	Cost/		Appreciation
Amount	Deliver	Proceeds	value	Amount	Receive	Proceeds	Value	(Depreciation)
Forward Cross Currency Contracts closing 11/29/06
280,000	Australian Dollar	$211,115	$208,704	226,137	Canadian Dollar	$211,115	$210,661	$1,957
300,000	Australian Dollar	227,184	223,611	350,499	New Zealand Dollar	227,184	228,063	4,452
42,890	Canadian Dollar	38,250	38,509	50,000	Australian Dollar	38,250	37,269	(1,240)
174,834	Swiss Franc	139,717	140,210	110,000	Euro	139,717	139,781	(429)
391,654	Swiss Franc	319,996	314,092	170,000	British Pound Sterling	319,996	317,761	3,669
210,000	Euro	269,570	266,855	331,205	Swiss Franc	269,570	265,614	(1,241)
330,000	Euro	422,810	419,343	224,196	British Pound Sterling	422,810	419,063	(280)
80,000	Euro	102,285	101,659	11,801,994	Japanese Yen	102,285	100,744	(915)
20,000	Euro	25,461	25,415	164,914	Norwegian Krone	25,461	25,381	(34)
60,000	Euro	76,496	76,244	557,433	Swedish Krona	76,496	76,379	135
150,000	British Pound Sterling	281,626	280,377	346,282	Swiss Franc	281,626	277,706	(2,671)
272,454	British Pound Sterling	513,555	509,265	400,000	Euro	513,555	508,289	(976)
20,774,340	Japanese Yen	178,650	177,333	140,000	Euro	178,650	177,903	570
405,480	Norwegian Krone	64,456	62,404	50,000	Euro	64,456	63,537	1,133
600,000	Norwegian Krone	95,917	92,341	688,927	Swedish Krona	95,917	94,396	2,055
350,889	New Zealand Dollar	219,490	228,316	290,000	Australian Dollar	219,490	216,157	(12,159)
2,038,823	Swedish Krona	281,417	279,357	220,000	Euro	281,417	279,562	205
1,375,542	Swedish Krona	190,834	188,475	1,200,000	Norwegian Krone	190,834	184,682	(3,793)
								(9,562)
							Total	$(33,248)

Open Forward Foreign Exchange Contracts as of September 30, 2006

International

				Unrealized
Contract		Cost/		Appreciation
Amount		Proceeds	Value	(Depreciation)
Forward Foreign Exchange Buy Contracts
1,321,289	Australian Dollar closing 11/29/2006	$995,356	$984,850	$(10,506)
2,998,480	British Pound Sterling closing 11/29/2006	5,528,423	5,604,697	76,274
1,965,381	Canadian Dollar closing 11/29/2006	1,740,985	1,764,601	23,615
5,057,228	Danish Krone closing 11/29/2006	858,758	861,625	2,867
17,681,371	Euro closing 11/29/2006	22,550,797	22,468,363	(82,434)
1,804,143,826	Japanese Yen closing 11/29/2006	15,720,354	15,400,440	(319,915)
1,846,073,942	Korean Won closing 11/29/2006	1,940,988	1,953,123	12,134
554,425	Mexican Peso closing 11/29/2006	50,000	50,261	261
828,686	New Zealand Dollar closing 11/29/2006	521,890	539,210	17,320
2,742,513	Norwegian Krone closing 11/29/2006	436,150	422,078	(14,073)
2,516,028	Polish Zloty closing 11/29/2006	811,637	803,995	(7,642)
314,739	Singapore Dollar closing 11/29/2006	199,389	198,975	(414)
2,947,595	South African Rand closing 11/29/2006	410,511	377,553	(32,959)
3,817,166	Swedish Krona closing 11/29/2006	524,329	523,023	(1,305)
344,950	Swiss Franc closing 11/29/2006	281,442	276,637	(4,805)
Forward Foreign Exchange Sell Contracts
(10,000)	Australian Dollar closing 11/29/2006	(7,470)	(7,454)	16
(3,462,496)	British Pound Sterling closing 11/29/2006	(6,462,516)	(6,472,026)	(9,510)
(2,682,183)	Canadian Dollar closing 11/29/2006	(2,398,725)	(2,408,175)	(9,450)
(880,583)	Danish Krone closing 11/29/2006	(149,530)	(150,029)	(499)
(9,810,842)	Euro closing 11/29/2006	(12,500,599)	(12,466,995)	33,605
(816,914,572)	Japanese Yen closing 11/29/2006	(7,071,488)	(6,973,304)	98,184
(95,175,000)	Korean Won closing 11/29/2006	(100,000)	(100,694)	(694)
(3,581,767)	New Zealand Dollar closing 11/29/2006	(2,228,262)	(2,330,586)	(102,324)
(1,132,995)	Norwegian Krone closing 11/29/2006	(180,184)	(174,370)	5,814
(1,985,330)	Polish Zloty closing 11/29/2006	(628,110)	(634,411)	(6,301)
(23,804,694)	Swedish Krona closing 11/29/2006	(3,269,831)	(3,261,689)	8,141
(1,105,564)	Swiss Franc closing 11/29/2006	(900,149)	(886,622)	13,527
				$(311,071)

								Unrealized
Contract	Currency to	Cost/	Current	Contract	Currency to	Cost/		Appreciation
Amount	Deliver	Proceeds	value	Amount	Receive	Proceeds	Value	(Depreciation)
Forward Cross Currency Contracts closing 11/29/06
1,130,000	Australian Dollar	$857,303	$842,269	948,167	Canadian Dollar	$857,303	$851,304	$9,035
1,240,000	Australian Dollar	939,270	924,259	1,446,125	New Zealand Dollar	939,270	940,965	16,706
197,284	Canadian Dollar	175,951	177,129	230,000	Australian Dollar	175,951	171,435	(5,694)
31,683	Swiss Franc	25,458	25,408	20,000	Euro	25,458	25,415	7
1,614,418	Swiss Franc	1,317,831	1,294,705	700,000	British Pound Sterling	1,317,831	1,308,426	13,721
100,000	Euro	128,501	127,074	156,308	Swiss Franc	128,501	125,353	(1,721)
1,720,000	Euro	2,205,666	2,185,667	1,168,729	British Pound Sterling	2,205,666	2,184,565	(1,102)
350,000	Euro	447,504	444,758	51,656,508	Japanese Yen	447,504	440,948	(3,810)
110,000	Euro	140,342	139,781	908,569	Norwegian Krone	140,342	139,830	49
350,000	Euro	447,415	444,758	3,247,626	Swedish Krona	447,415	444,986	228
680,000	British Pound Sterling	1,277,625	1,271,042	1,571,127	Swiss Franc	1,277,625	1,259,986	(11,056)
1,219,130	British Pound Sterling	2,297,798	2,278,772	1,790,000	Euro	2,297,798	2,274,618	(4,154)
66,736,190	Japanese Yen	574,426	569,670	450,000	Euro	574,426	571,831	2,161
1,620,855	Norwegian Krone	258,108	249,453	200,000	Euro	258,108	254,147	4,694
2,470,000	Norwegian Krone	394,859	380,137	2,836,083	Swedish Krona	394,859	388,597	8,460
1,426,332	New Zealand Dollar	892,747	928,087	1,180,000	Australian Dollar	892,747	879,537	(48,550)
7,781,332	Swedish Krona	1,074,408	1,066,188	840,000	Euro	1,074,408	1,067,419	1,231
5,486,855	Swedish Krona	761,052	751,802	4,790,000	Norwegian Krone	761,052	737,190	(14,612)
								(34,407)
							Total	$(345,478)

Open Forward Foreign Exchange Contracts as of September 30, 2006

Global Inflation-Indexed Hedged

				Unrealized
Contract		Cost/		Appreciation
Amount		Proceeds	Value	(Depreciation)
Forward Foreign Exchange Buy Contracts
210,000	Australian Dollar closing 11/29/2006	$160,375	$156,528	$(3,847)
288,746	British Pound Sterling closing 11/29/2006	547,671	539,719	(7,952)
156,496	Canadian Dollar closing 11/29/2006	140,794	140,509	(285)
3,718,035	Euro closing 11/29/2006	4,787,541	4,724,643	(62,898)
250,102,081	Japanese Yen closing 11/29/2006	2,191,376	2,134,909	(56,467)
167,694,000	Korean Won closing 11/29/2006	176,334	177,418	1,084
94,458	Mexican Peso closing 11/29/2006	8,565	8,563	(2)
631,632	New Zealand Dollar closing 11/29/2006	394,703	410,990	16,288
963,204	Norwegian Krone closing 11/29/2006	157,670	148,239	(9,431)
4,409,376	Polish Zloty closing 11/29/2006	1,442,316	1,409,012	(33,303)
4,299,259	Swedish Krona closing 11/29/2006	599,895	589,079	(10,816)
189,093	Swiss Franc closing 11/29/2006	156,310	151,646	(4,665)
Forward Foreign Exchange Sell Contracts
(315,533)	Australian Dollar closing 11/29/2006	(239,844)	(235,189)	4,655
(2,305,034)	British Pound Sterling closing 11/29/2006	(4,406,596)	(4,308,522)	98,074
(679,180)	Canadian Dollar closing 11/29/2006	(606,525)	(609,796)	(3,271)
(7,043,027)	Euro closing 11/29/2006	(9,066,612)	(8,949,831)	116,781
(293,598,673)	Japanese Yen closing 11/29/2006	(2,563,092)	(2,506,202)	56,890
(162,067,500)	Korean Won closing 11/29/2006	(170,000)	(171,465)	(1,465)
(615,361)	New Zealand Dollar closing 11/29/2006	(385,621)	(400,403)	(14,782)
(602,984)	Norwegian Krone closing 11/29/2006	(98,704)	(92,800)	5,904
(4,395,274)	Polish Zloty closing 11/29/2006	(1,437,703)	(1,404,506)	33,197
(5,330,933)	Swedish Krona closing 11/29/2006	(745,564)	(730,438)	15,126
(652,979)	Swiss Franc closing 11/29/2006	(537,258)	(523,665)	13,593
				$152,967

								Unrealized
Contract	Currency to	Cost/	Current	Contract	Currency to	Cost/		Appreciation
Amount	Deliver	Proceeds	value	Amount	Receive	Proceeds	Value	(Depreciation)
Forward Cross Currency Contracts closing 11/29/06
540,000	Australian Dollar	$407,236	$402,500	452,820	Canadian Dollar	$407,236	$406,5460	$4,060
590,000	Australian Dollar	448,012	439,769	689,061	New Zealand Dollar	448,010	448,359	8,590
94,355	Canadian Dollar	84,343	84,716	110,000	Australian Dollar	84,343	81,991	(2,725)
413,145	Swiss Franc	330,296	331,327	260,000	Euro	330,296	330,391	(936)
760,665	Swiss Franc	620,494	610,026	330,000	British Pound Sterling	620,494	616,829	6,803
390,000	Euro	499,811	495,587	615,295	Swiss Franc	499,811	493,444	(2,143)
690,000	Euro	883,623	876,808	468,629	British Pound Sterling	883,623	875,952	(856)
170,000	Euro	217,343	216,025	25,094,969	Japanese Yen	217,343	214,214	(1,811)
60,000	Euro	76,536	76,244	495,513	Norwegian Krone	76,536	76,260	16
140,000	Euro	178,433	177,903	1,300,690	Swedish Krona	178,433	178,219	316
310,000	British Pound Sterling	580,026	579,446	716,380	Swiss Franc	580,026	574,510	(4,936)
633,694	British Pound Sterling	1,192,802	1,184,488	930,000	Euro	1,192,802	1,181,785	(2,703)
38,572,740	Japanese Yen	331,346	329,263	260,000	Euro	331,346	330,391	1,128
891,488	Norwegian Krone	141,941	137,202	110,000	Euro	141,941	139,781	2,579
1,230,000	Norwegian Krone	195,172	189,299	1,412,301	Swedish Krona	195,172	193,512	4,213
690,019	New Zealand Dollar	431,904	448,982	570,000	Australian Dollar	431,903	424,861	(24,121)
4,354,408	Swedish Krona	600,733	596,636	470,000	Euro	600,733	597,246	610
2,762,772	Swedish Krona	382,061	378,552	2,410,000	Norwegian Krone	382,061	370,903	(7,649)
								(19,565)
							Total	$132,843

Open Financial Futures Contracts as of September 30, 2006

Mortgage-Backed

		Notional	Unrealized
		Value of	Appreciation
Contracts		Contracts	(Depreciation)
Long Futures Contracts:
156	December 2006 10-Year U.S. Treasury Note	$16,857,750	$(6,142)
Short Futures Contracts:
242	December 2006 5-Year U.S. Treasury Note	25,534,781	(172,899)
54	December 2006 2-Year U.S. Treasury Note	11,040,082	(22,128)
			$(201,169)

Worldwide

		Notional	Unrealized
		Value of	Appreciation
Contracts		Contracts	(Depreciation)
Long Futures Contracts:
1	December 2006 Euro-Bobl	$139,272	$452
2	December 2006 10-Year Japanese Government Bond	2,283,371	12,841
10	December 2006 2-Year U.S. Treasury Note	2,045,000	4,652
24	December 2006 Long Guilt	4,932,286	9,262
46	December 2006 5-Year U.S. Treasury Note	4,853,719	32,901
77	December 2006 U.S. Long Bond	8,655,281	161,908
Short Futures Contracts:
120	December 2006 10-Year U.S. Treasury Note	12,967,500	(110,987)
13	December 2006 Euro Bund	1,944,679	(18,890)
			$92,139

Worldwide Core

		Notional	Unrealized
		Value of	Appreciation
Contracts		Contracts	(Depreciation)
Long Futures Contracts:
1	December 2006 2-Year U.S. Treasury Note	$204,500	$465
1	December 2006 U.S. Long Bond	112,406	(4)
2	December 2006 Euro Bobl	278,542	1,562
8	December 2006 Euro-Schatz Future	1,054,037	(185)
10	December 2006 5-Year U.S. Treasury Note	1,055,156	7,152
Short Futures Contracts:
12	December 2006 10-Year U.S. Treasury Note	1,296,750	(8,737)
4	December 2006 Long Guilt	822,196	(2,267)
			$(2,014)

International

		Notional	Unrealized
		Value of	Appreciation
Contracts		Contracts	(Depreciation)
Long Futures Contracts:
2	December 2006 10-Year Japanese Bond	$2,283,488	$10,468
3	December 2006 5-Year U.S. Note	316,547	2,146
5	December 2006 U.S. Long Bond	562,031	10,459
7	December 2006 Long Guilt	1,438,583	2,701
8	December 2006 Euro-Bund Future	1,196,731	11,013
19	December 2006 Euro Buxl 30-Year Bond	2,430,044	65,388
42	December 2006 Euro-Bobl Future	5,849,404	24,694
Short Futures Contracts:
107	June 2006 10-Year U.S. Treasury Note	11,562,688	(103,607)
2	June 2006 2-Year U.S. Treasury Note	409,000	(945)
			$22,317

U.S. Inflation-Indexed

		Notional
		Value of	Unrealized
Contracts		Contracts	Appreciation
Short Futures Contracts:
139	December 2006 U.S. 2-Year Note	$28,425,500	$33,514

Global Inflation-Indexed Hedged

		Notional
		Value of	Appreciation
Contracts		Contracts	(Depreciation)
Long Futures Contracts:
5	December 2006 Long Guilt	$1,030,727.35	$2,591
Short Futures Contracts:
18	December 2006 2-Year U.S. Treasury Note	3,681,000.00	4,347
3	December 2006 U.S. Long Bond	337,218.75	(5,542)
			$1,396

Investments in Affiliated Issuers

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Worldwide
Mortgage-Backed	$9,945,708	$374,097	$—	$10,345,286	$374,097	$—
U.S. Short-Term	19,691,968	922,326	—	20,323,761	922,326	—
Totals	$29,637,676	$1,296,423	$—	$30,669,047	$1,296,423	$—

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Worldwide Core
Mortgage-Backed	$410,623	$1,039,624	$—	$1,450,216	$122,917	$—
U.S. Short-Term	2,553,962	941,040	—	3,462,481	58,374	—
Totals	$2,964,585	$1,980,664	$—	$4,912,697	$181,291	$—

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FFTW Funds, Inc.

By (Signature and Title)	/s/ Stephen P. Casper
Stephen P. Casper, President and Principal Executive Officer

Date	11/28/2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stephen P. Casper
Stephen P. Casper, President and Chief Executive Officer

Date	11/28/2006

By (Signature and Title)	/s/ William E. Vastardis
William E. Vastardis, Treasurer and Chief Financial Officer

Date	11/28/2006